UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-06418

LORD ABBETT MUNICIPAL INCOME TRUST
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	9/30

Date of reporting period:	6/30/2009

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

			Credit
			Rating:		Principal
	Interest	Maturity	S&P or		Amount
Investments	Rate	Date	Moody’s		(000)	Value
MUNICIPAL BONDS 98.16%

Corporate-Backed 2.76%
Allegheny Cnty PA Indl Dev Auth Rev	5.50%	11/1/2016	BB		$1,500	$1,358,610
Brazos River Auth TX Ref TXU Elec Co Pj Ser C AMT	5.75%	5/1/2036	CCC		2,050	1,596,663
CA Pollutn Ctrl Fing Auth Fing Rev Browning Ferries Indl Inc Ser A AMT	5.80%	12/1/2016	BBB		1,600	1,558,656
Chicago IL O’Hare Intl Arpt Ser B (FSA)	5.00%	1/1/2020	AAA		3,500	3,623,655
Cnty of Nez Perce ID Potlatch Corp Pj	6.00%	10/1/2024	BB		1,000	782,750
Long Beach CA Bd Fin Auth Natural Gas Rev Ser A	5.25%	11/15/2020	A		500	437,150
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A AMT	5.25%	12/1/2013	BBB+	(a)	750	720,082
MD Indl Dev Fing Auth Ref Synagro Baltimore Ser A AMT	5.375%	12/1/2014	BBB+	(a)	1,000	951,540
MI St Strategic Fd Pollutn Ctrl Rev General Motors Corp	6.20%	9/1/2020	C		400	85,696
Mission Econ Dev Corp Rev Wst Mgmt Inc Pj AMT	6.00%	8/1/2020	BBB		2,000	2,078,920
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B		3,000	2,317,500
OH St Wtr Dev Auth Solid Wst Allied Wst NA Pj Ser A AMT	5.15%	7/15/2015	BBB		250	239,505
Port of Corpus Christi Auth of Nueces Cnty Tx Rev	5.65%	12/1/2022	NR		2,000	1,985,040
San Jose CA Arpt Rev Ser A AMT (AMBAC)	5.50%	3/1/2018	A		500	496,230
Seminole Tribe FL Spl Oblig Rev Ser A†	5.75%	10/1/2022	BBB		150	136,136
Seneca Nation Indians Cap Impts Auth NY Spl Oblig Ser A†	5.25%	12/1/2016	BB		250	204,808
Tulsa OK Muni Arpt Tr Rev Ser A AMT	7.75%	6/1/2035	B-		2,500	2,053,775
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB		1,000	820,010
Yavapai Cnty Indl Dev Auth AZ Wst Mgmt Inc Pj AMT	4.00%	6/1/2027	BBB		2,000	1,975,020
Total						23,421,746

Education 9.58%
Albany NY Indl Dev Agy Civic Fac Rev St. Peter’s Hosp Pj Ser A	5.00%	11/15/2015	BBB+		250	245,715
Allegheny Cnty Higher Ed Bldg Auth PA Duquesne Univ	5.00%	3/1/2015	A2		1,100	1,193,302
Allegheny Cnty PA Higher Ed Duquesne Univ Ser A (FGIC)	5.00%	3/1/2013	A		150	162,354
Atlanta GA Dev Auth Edl Facs Science Park LLC Pj	5.00%	7/1/2021	A1		610	616,802
AZ Univ Enrg Mgmt LLC Rev Tempe Campus II	5.00%	7/1/2019	AA-		2,090	2,185,283
Bulloch Cnty GA Dev Auth Student Hsg Rev Southn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2018	Aa2		500	561,635
CA Muni Fin Auth Rev Biola Univ	5.625%	10/1/2023	Baa1		1,015	950,202
CA Statewide Cmntys Dev Auth Rev Irvine LLC UCI East Campus	6.00%	5/15/2023	Baa2		2,000	1,879,820
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+		1,000	879,470

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
Education (continued)
Carrollton TX Fmrs Bd Indpt Sch Ref Sch Bldg (PSF GTD)	4.50%	2/15/2019	AAA	$500	$528,335
CT St Hlth & Edl Fac Auth Fairfield Univ Facs Ser M	5.00%	7/1/2016	A-	1,000	1,059,800
CT St Hlth & Edl Facs Auth Rev Quinnipiac Univ Ser I (NPFGC)	5.00%	7/1/2019	A	500	514,245
Delaware Cnty PA Auth Univ Rev Villanova Univ (FGIC)	5.00%	8/1/2010	A	200	207,680
Harris Cnty TX Cultural Ed Facs Fin Corp Rev Baylor College Medicine Pj Ser D	5.00%	11/15/2019	A	1,910	1,934,104
IL Edl Facs Auth Revs Northwestern Univ	5.50%	12/1/2013	AAA	300	335,319
IL Fin Auth Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	2,500	2,569,537
IL Fin Auth Rev DePaul Univ	5.00%	10/1/2013	A-	1,225	1,328,831
IL Fin Auth Rev Univ of Chicago Ser B	5.50%	7/1/2021	Aa1	5,000	5,633,800
MA Hlth & Edl Facs Auth Rev Harvard Univ Ser A	5.25%	11/15/2019	AAA	2,850	3,316,659
Marietta GA Dev Auth Rev Life Univ Inc Pj	6.25%	6/15/2020	Ba3	3,000	2,611,860
MI Higher Ed Facs Auth Rev Creative Studies	5.00%	12/1/2016	Baa3	1,235	1,083,033
MI Higher Ed Facs Auth Rev Creative Studies	5.25%	12/1/2018	Baa3	1,120	960,882
Miami-Dade Cnty Edl Facs Auth FL Univ of Miami Ser A	5.25%	4/1/2016	A2	1,000	1,043,690
MO St Hlth & Edl Facs Auth Rev Washington Univ Ser A	5.25%	3/15/2018	AAA	625	722,544
NC Cap Facs Fin Agy Edl Facs Rev Meredith College	5.375%	6/1/2021	BBB	500	490,290
NH Hlth & Edl Facs Auth Rev Univ Sys Ser A	5.50%	7/1/2020	A+	1,590	1,728,759
NJ St Edl Facs Auth Rev Univ Med & Dentistry Ser B	6.50%	12/1/2019	Baa2	5,595	5,700,801
NY St Dorm Auth Montefiore Med Ctr (FGIC)	5.00%	2/1/2022	A	2,500	2,537,525
OH St Cuyahoga Cmnty College Dist Rev Ser C	5.00%	8/1/2020	AA-	1,800	1,923,300
OH St Ref Case Western Reserve Ser C	5.00%	12/1/2015	AA-	3,065	3,385,752
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.00%	7/1/2018	BBB-	250	231,843
PA St Higher Edl Facs Auth Rev Ser AG	5.25%	6/15/2018	Aa3	1,000	1,120,300
PA St Higher Edl Facs Auth Rev Ser AH	5.00%	6/15/2019	Aa3	2,455	2,670,696
PA St Higher Edl Facs Auth Rev Univ of PA Ser A	5.00%	9/1/2019	AA+	3,450	3,891,979
PA St Higher Edl Facs Auth Temple Univ (NPFGC)	5.00%	4/1/2010	A+	250	256,413
Pierce Cnty WA Sch Dist No 416 White River (FSA)	5.00%	12/1/2015	Aa1	250	284,540
Troy Indl Dev Auth NY Rev Rensselaer Polytechnic Ser E	4.05%	4/1/2037	A	2,500	2,536,500
TX St Tech Univ Rev Ref & Impt Fing Ser 12	5.00%	2/15/2020	AA	1,475	1,602,691
TX St Univ Sys Fing Rev	5.25%	3/15/2019	AA-	5,000	5,520,400
Univ AR Univ Revs Facs Fayetteville Campus (AMBAC)	5.00%	11/1/2014	Aa3	350	388,161
Univ of CO Ser A	5.00%	6/1/2018	AA-	1,250	1,406,575
Univ of MN Rev Stadium Debt	5.00%	8/1/2018	AA+	1,000	1,099,110
Univ of Pittsburgh PA Rev Cap Pj Ser B	5.00%	9/15/2019	AA	2,000	2,170,980
Univ of TX Rev Ser A	5.25%	8/15/2019	AAA	5,000	5,685,600
Univ of Western MI (AG)	5.25%	11/15/2020	AAA	3,980	4,224,452
Total					81,381,569

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation 19.46%
AL St Pub Sch & College Cap Impt	5.00%	12/1/2022	AA	$500	$522,290
Arlington TX (FSA)	5.00%	8/15/2011	AAA	325	349,785
Atlantic Cnty NJ	5.00%	2/1/2018	AA	885	1,001,422
Birmingham City AL Cap Impt Ser A (AMBAC)	5.00%	12/1/2018	AA	1,000	1,068,780
Brevard Cnty FL Sch Bd COP Ser B (NPFGC)	5.00%	7/1/2019	A2	3,500	3,470,145
Broward Cnty FL Parks & Land Preservation Pj	5.00%	1/1/2019	AA+	2,040	2,128,108
CA St	5.00%	8/1/2018	A	3,000	2,999,880
CA St (FSA)	5.00%	8/1/2016	AAA	2,000	2,085,960
Chandler AZ	4.00%	7/1/2020	AAA	3,375	3,408,007
Chesterfield Cnty SC Sch (FSA)	5.375%	3/1/2018	AAA	2,050	2,169,945
Chicago Park Dist IL Ser F	5.50%	1/1/2022	AA+	1,750	1,903,632
Cleveland OH Ser A (AG)	5.25%	12/1/2020	AAA	1,415	1,519,894
Cnty of Bexar TX	5.25%	6/15/2020	AA+	3,190	3,432,121
Cnty of Miami-Dade FL Bldg Better Cmntys Pg Ser B	5.25%	7/1/2019	AA-	3,225	3,446,396
Comwlth of Puerto Rico (FGIC)	5.50%	7/1/2012	BBB-	1,500	1,547,805
Comwlth of Puerto Rico Ser A (FSA)	5.00%	7/1/2018	AAA	3,000	3,058,260
Cook Cnty IL Cmnty Consolidated Sch Dist No 64 (FSA)	5.50%	12/1/2016	Aa3	1,580	1,795,480
Crawford Central Sch Dist Ser C	5.00%	2/1/2019	A1	1,775	1,951,364
Desert Sands Unif Sch Dist CA Election 2001	5.75%	8/1/2019	AA-	675	767,948
Dist of Columbia Ser E (BHAC)	5.00%	6/1/2021	AAA	3,500	3,738,245
FL St Bd Ed Lottery Rev Ser B (AMBAC)	5.00%	7/1/2016	AAA	1,000	1,051,090
Foothill De Anza CA Cmnty College Dist Ser A (AMBAC)	5.00%	8/1/2017	Aa1	500	536,590
Gloucester Cnty Impt Auth Cnty Ln Cnty Cap Pg GTD	5.00%	4/1/2017	AA+	1,000	1,125,360
Hancock Cnty MS Sch Dist (AMBAC)	5.00%	4/15/2010	A3	160	164,346
Hemet CA Univ Sch Dist 2002 Election Ser C (NPFGC)	5.00%	8/1/2011	A	200	213,870
HI St Ser DR	5.00%	6/1/2018	AA	5,000	5,585,500
Hoffman Estates IL Ser A	5.25%	12/1/2020	AA+	1,205	1,317,089
Houston TX Pub Impt Ser A (AMBAC)	5.00%	3/1/2018	AA	2,500	2,675,850
IL Boone McHenry & DeKalb Cntys Comnty Unit Sch Dist No 100 Ser A (NPFGC)	5.00%	1/1/2018	A+	2,500	2,550,400
IL St (NPFGC)	5.375%	4/1/2016	AA-	4,465	4,994,504
IL St Kane Cnty Sch Dist No 131 Aurora East Side Ser C (AG)	5.00%	6/1/2019	AAA	2,730	2,889,405
Iron Cnty Sch Dist UT Sch Bldg UT Sch Bd Pg GTD	5.00%	1/15/2021	Aaa	1,210	1,304,077
Jackson Pub Sch Dist (FSA)	5.00%	10/1/2018	Aa3	2,655	2,827,522
Jersey City NJ Pub Impt Ser A (NPFGC)	5.25%	9/1/2015	A1	250	278,555
KY St Lexington-Fayette Urban Cnty Govt Ser A	4.00%	2/1/2018	AA+	1,165	1,235,250
KY St Property & Bldgs Commn KY Pj No 89 (FSA)	5.00%	11/1/2014	AAA	2,000	2,230,640
Las Vegas-Clark Cnty Library Dist NV Medium Term	5.00%	1/1/2019	AA	3,500	3,593,065
Los Angeles CA Unif Sch Dist Ser A (NPFGC)	5.00%	7/1/2018	AA-	500	522,150

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

			Credit
			Rating:	Principal
	Interest	Maturity	S&P or	Amount
Investments	Rate	Date	Moody’s	(000)	Value
General Obligation (continued)
Luzerne Cnty PA Ser B (FSA)	4.50%	12/15/2014	AAA	$1,045	$1,145,132
Luzerne Cnty PA Ser B (FSA)	4.50%	12/15/2015	AAA	1,090	1,185,103
MA St Ser C (FSA)	5.50%	12/1/2017	AAA	1,600	1,865,360
Maricopa Cnty AZ Sch Dist No 006 Washington Elem Sch Impt Pj of 2001 Ser B (FSA)	5.00%	7/1/2017	AAA	400	442,072
Maricopa Cnty Unif Sch Dist No 41-Gilbert AZ Ser A (FGIC)	5.00%	7/1/2018	AA-	2,400	2,531,856
MD St Loc Facs 2nd Lien Ser A	5.00%	8/1/2015	AAA	1,450	1,665,267
Mecklenburg Cnty NC COP Ser A	5.00%	2/1/2020	AA+	3,565	3,843,106
Memphis TN (NPFGC)	5.00%	10/1/2018	AA	3,295	3,508,318
Middlesex Cnty Impt Auth Ref Cnty Open Space Tr Fd GTD	5.00%	9/15/2014	AAA	1,005	1,139,147
Mobile City AL Ser B	5.00%	2/15/2018	AA-	1,000	1,108,270
MS Dev Bank Spl Oblig Rev Harrison Cnty Pj Ser D (AG)	5.00%	10/1/2020	AAA	1,495	1,585,911
MS Dev Bank Spl Oblig Rev Jackson	5.50%	1/1/2019	AA-	1,120	1,213,800
MS Dev Bank Spl Oblig Rev Jackson Pub Sch Dist Pj (FSA)	5.25%	4/1/2014	Aa3	2,605	2,858,232
NC Infrastr Fin Corp Cap Impt Ser A (FSA)	5.00%	5/1/2017	AAA	2,000	2,254,580
New York City NY Ser G	5.00%	8/1/2015	AA	1,000	1,089,350
New York City NY Ser H-1	5.00%	3/1/2015	AA	1,665	1,808,906
New York City NY Ser I	5.00%	8/1/2015	AA	2,500	2,693,225
NY St Dorm Auth Revs Non St Supp Debt Sch Dist Fing Pg Ser C (FSA)	5.00%	10/1/2020	AAA	475	515,309
NY St Urban Dev Corp(b)	5.00%	12/15/2025	AAA	1,320	1,359,355
NY St Urban Dev Corp(b)	5.00%	12/15/2026	AAA	1,920	1,977,244
NY St Urban Dev Corp(b)	5.00%	12/15/2027	AAA	770	792,957
Oak Ridge TN	4.00%	6/1/2018	AA	2,120	2,230,282
Octorara Area Sch Dist Ser B (FSA)	5.00%	6/1/2019	AAA	2,890	3,173,885
Onondaga Cnty NY Ser A	5.00%	3/1/2020	AA+	1,150	1,274,315
Philadelphia PA (CIFG)	4.50%	8/1/2012	Baa1	250	255,528
Philadelphia PA Ser A (FSA)	5.00%	12/15/2015	AAA	1,315	1,389,758
Phoenix AZ Ser A	5.00%	7/1/2016	AAA	2,525	2,842,847
Phoenix AZ Ser B	5.00%	7/1/2019	AAA	500	550,030
Pocono Mountain PA Sch Dist Ser A (FSA)	5.00%	9/1/2021	Aa3	1,440	1,515,614
River Rouge MI Sch Dist (FGIC)	5.00%	5/1/2011	AA-	300	320,565
San Bernardino Comnty College Dist CA Election 2002 Ser A	6.00%	8/1/2021	AA-	750	852,135
Shelby Cnty TN	5.00%	4/1/2019	AA+	1,500	1,690,815
Suffolk Cnty NY Pub Impt Ser B	5.00%	11/1/2019	AA	2,450	2,723,493
Territory of Guam Ser A	5.75%	11/15/2014	B+	2,000	1,962,880
Three Rivers MI Cmnty Schs (FSA)	5.00%	5/1/2017	AAA	500	567,355
TN St Metro Govt Nashville & Davidson Cnty	5.00%	5/15/2020	AA	5,225	5,695,459
WA King Cnty Sch Dist No 414 Lake Washington	5.00%	12/1/2019	AA+	2,500	2,777,000
WA King Cnty Sch Dist No 414 Lake Washington (FSA)	5.00%	12/1/2016	AAA	4,125	4,698,251
WA St Ser A	5.00%	7/1/2016	AA+	3,100	3,494,382
WA St Ser D (AMBAC)	5.00%	1/1/2017	AA+	3,000	3,229,170

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Washoe Cnty NV Sch Dist Ser B (NPFGC)	5.00%	6/1/2014	AA	$300	$333,372
WI St Ser 1 (AMBAC)	5.00%	5/1/2015	AA	4,000	4,476,240
WI St Ser 1 (NPFGC)	5.50%	5/1/2014	AA	1,000	1,136,350
Williamson Cnty TX (NPFGC)	5.25%	2/15/2018	AA+	500	554,110
Worcester MA Ser A (FSA)	5.25%	10/1/2019	AAA	1,000	1,059,750
Worcester MA Ser A (FSA)	5.25%	10/1/2020	AAA	1,195	1,254,260
Yavapai Cnty Unif Sch Dist No 22 Humboldt AZ Sch Impt Pj of 2006 Ser B (AG)	5.00%	7/1/2018	Aa2	1,070	1,145,927
Total					165,247,003

Healthcare 11.91%
Allegheny Cnty PA Hosp Dev Auth Rev Hlth Sys West PA Ser A	5.00%	11/15/2017	BB	250	201,298
Allegheny Cnty PA Hosp Dev Auth Rev Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2014	Aa3	750	784,928
Allegheny Cnty PA Hosp Dev Auth Rev Univ Pittsburgh Med Ctr Ser B	5.00%	6/15/2013	Aa3	1,000	1,047,630
Alton IL St. Anthony’s Hlth Ctr	6.00%	9/1/2010	BB+	945	939,595
AZ Univ Med Ctr Corp	6.00%	7/1/2024	BBB+	1,000	1,004,460
CA Hlth Facs Fing Auth CA Catholic Hlthcare West Ser K	5.125%	7/1/2022	A	2,000	1,960,360
CA Hlth Facs Fing Auth Rev Providence Hlth & Svcs Ser C	6.00%	10/1/2020	AA	1,000	1,101,140
CA Hlth Facs Fing Auth Rev Scripps Hlth Ser A	5.50%	10/1/2020	A+	2,000	2,053,720
CA Statewide Cmntys Dev Auth Rev CA Statewide Inland Regl Ctr Pj	5.00%	12/1/2017	Baa1	250	221,098
CA Statewide Cmntys Dev Auth Rev Kaiser Permanente Ser A	5.00%	4/1/2019	A+	6,000	5,990,400
CA Statewide Cmntys Dev Valleycare Hlth Sys Ser A	4.80%	7/15/2017	NR	225	186,788
Coffee Cnty Hosp Auth Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2019	BBB	550	458,161
CT St Hlth & Edl Fac Auth Quinnipiac Univ Hlth & Ed K1 (NPFGC)	5.00%	7/1/2014	AA	1,500	1,602,825
Doylestown PA Hosp Auth Hosp Rev Ser A (AG)	5.00%	7/1/2022	AAA	1,000	938,040
Fairfax Cnty VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+	1,000	1,014,905
Glynn-Brunswick Mem Hosp Auth Rev Southeast GA Hlth Ser A	4.75%	8/1/2019	A	3,840	3,705,715
Harris Cnty Hlth Facs Dev Corp Mem Hermann Hlthcare Sys A	5.25%	12/1/2014	A	1,415	1,453,049
HI St Dept Bdgt & Fin Spl Purp Linked Ctfs	6.40%	7/1/2013	BBB+	205	212,105
IL Fin Auth Edward Hosp A Rmkt (AMBAC)	6.00%	2/1/2028	A+	1,400	1,364,776
IL Fin Auth Hosp Sisters Svcs Inc Ser A	5.00%	3/15/2027	AAA	1,000	946,290
IL Fin Auth Rev Rush Univ Med Ctr Ser A	6.00%	11/1/2019	A-	1,000	1,058,410
IL Fin Auth Rev Sedgebrook Inc Fac Ser A	5.50%	11/15/2013	NR	250	214,835
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2016	AAA	2,000	2,136,700
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.50%	2/15/2017	AAA	2,000	2,120,940
IL Hlth Facs Auth Rev Loyola Univ Hlth Sys Ser A	5.75%	7/1/2011	Baa2	110	109,491

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
IN Bond Bk Rev Spl Pg Hendricks Regl Hlth Ser A	5.00%	2/1/2019	AA	$1,765	$1,895,433
IN Hlth & Edl Facs Fing Auth Ref St. Francis E Rmkt (FSA)	5.25%	11/1/2022	Aa3	1,000	1,033,430
IN Hlth Fac Fing Auth Rev Ascension Hlth Ser A2	3.75%	11/15/2036	Aa1	4,600	4,680,040
IN Hlth Fac Fing Auth Rev Ascension Hlth Ser A3 Rmkt	5.00%	11/1/2027	Aa2	1,000	1,048,540
Iron River Hosp Fin Auth Iron Cnty Cmnty Hosps	6.00%	5/15/2020	NR	940	834,494
Kalamazoo Hosp Fin Auth MI Ref Bronson Hosp A Rmkt (FSA)	5.25%	5/15/2014	AAA	2,000	2,132,020
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	A1	250	254,023
KS Dev Fin Auth Rev Adventist Hlth(d)	5.25%	11/15/2019	A+	1,580	1,642,631
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-	250	216,023
ME Hlth & Higher Edl Facs Auth Rev Ser A (NPFGC)	5.375%	7/1/2018	Aa3	2,700	2,900,367
NC Med Care Commn Rev Univ Hlth Sys Ser E-1	5.75%	12/1/2036	A+	3,500	3,605,175
NJ Hlth Facs Fing Auth St. Joseph’s Hlthcare Sys Pj	6.00%	7/1/2018	BBB-	3,000	2,700,510
NJ Hlthcare Facs Fing Auth AHS Hosp Corp Ser A	5.125%	7/1/2019	A+	1,500	1,521,015
NJ Hlthcare Facs Fing Auth Rev Ser A	5.00%	10/1/2015	AA-	1,500	1,638,165
NJ Hlthcare Facs Fing Auth Rev Ser A	5.00%	10/1/2016	AA-	2,000	2,167,580
NJ Hlthcare Facs Fing Auth Rev Somerset Med Ctr	5.50%	7/1/2018	Ba2	1,950	1,479,445
NJ Hlthcare Facs Fing Auth Rev Virtua Hlth (AG)	5.50%	7/1/2020	AAA	5,455	5,662,999
Northampton Cnty Gen Purp Auth St. Luke’s Hosp Pj Ser A	5.00%	8/15/2019	BBB+	2,000	1,923,120
NY St Dorm Auth Good Samaritan Hosp Med Ctr A (NPFGC)	5.75%	7/1/2014	A	1,500	1,517,385
NY St Dorm Auth Mem Sloan Kettering Sub Ser A2	5.00%	7/1/2014	AA	2,000	2,137,100
NY St Dorm Auth Orange Regl Med Ctr	6.50%	12/1/2021	Ba1	1,000	902,160
NY St Dorm Auth Revs Lenox Hill Hosp Oblig Grp	5.375%	7/1/2020	Ba1	1,000	875,470
OH St Higher Edl Fac Commn Rev Cleveland Clinic Hlth Pj Ser A(c)	5.00%	1/1/2015	Aa2	1,000	1,067,080
Philadelphia PA Hosps & Higher Ed Facs Auth Rev Temple Univ Hosp Pj Ser A	6.625%	11/15/2023	BBB	2,000	1,922,040
SC Jobs Econ Dev Auth Hosp Facs Rev Tuomey (CIFG)	5.00%	11/1/2011	BBB+	250	248,310
Sullivan Cnty TN Hlth Edl & Hsg Facs Brd Rev Wellmont Hlth Sys Pj Ser C	5.00%	9/1/2022	BBB+	3,300	2,513,181
Tarrant Cnty TX Cultural Ed Facs Bruckner Ret Svcs Inc Pj	5.00%	11/15/2011	A-	250	253,945
Tarrant Cnty TX Cultural Ed Facs Fin Corp Rev Christus Hlth Ser A (AG)	5.75%	7/1/2018	AAA	3,500	3,706,290
Territory of Guam Ser A	5.375%	12/1/2024	BBB-	1,000	964,930
Territory of Guam Ser A	5.50%	12/1/2019	BBB-	1,000	999,940
Univ of AL Ser A	5.00%	9/1/2016	A+	2,320	2,427,694
Univ of AL Ser A	5.25%	9/1/2017	A+	1,180	1,244,711
WI Hlth & Edl Facs Auth Ministry Hlth Rmkt (FSA)	5.00%	8/1/2016	AAA	2,230	2,401,643

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
WI Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2017	BBB+	$5,000	$4,619,450
WI Hlth & Edl Facs Auth Wheaton Franciscan Hlthcare	5.25%	8/15/2018	BBB+	2,000	1,798,180
WV St Hosp Fin Auth Thomas Hlth Sys	6.00%	10/1/2020	NR	1,600	1,426,384
Total					101,188,562

Housing 0.14%
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2018	BBB	1,000	900,990
LA St Citizens Ppty Corp Assmt Rev Ser B (AMBAC)	5.00%	6/1/2016	A-	300	287,673
Total					1,188,663

Lease Obligations 9.39%
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%	7/1/2016	AAA	4,500	4,766,265
CA St Pub Wks Brd Svcs Richmond Lab B (XLCA)	5.00%	11/1/2017	A-	315	305,512
CA St Pub Wrk Bd Rev Dept Gen Svcs Bldgs 8 & 9 Ser A	5.00%	4/1/2020	A-	4,085	3,777,563
Goodyear Public Impt Corp AZ	6.375%	7/1/2019	AA-	500	578,270
Greenville Cnty SC Sch Dist	5.50%	12/1/2017	AA	3,000	3,302,610
Gwinnett Cnty Dev Auth COP Pub Schs Pj (NPFGC)	5.25%	1/1/2020	AA+	5,000	5,353,900
IN St Fin Auth Ser A1	5.00%	11/1/2015	AA+	1,000	1,127,190
KY St Property & Bldgs Commn	5.75%	11/1/2019	Aa3	3,425	3,884,395
KY St Property & Bldgs Commn Rev KY Pj No 93 (AG)	5.00%	2/1/2015	AAA	1,315	1,449,656
KY St Property & Bldgs Commn Rev KY Pj No 93 (AG)	5.25%	2/1/2020	AAA	2,000	2,200,440
Montgomery Cnty VA Indl Dev Auth Pub Facs Pjs	5.00%	2/1/2018	AA-	1,000	1,052,630
New York City NY Indl Dev Agy Civic Fac Rev USTA Natl Tennis (FSA)	5.00%	11/15/2018	AAA	400	440,028
NJ Econ Dev Auth Ref Sch Facs Constr Ser W	5.00%	3/1/2013	AA-	1,500	1,590,195
NJ Econ Dev Auth Ref Transn Pj Ser A	5.00%	5/1/2013	AA-	3,500	3,736,355
NJ Econ Dev Auth Rev Sch Facs Constr Ser AA	5.25%	12/15/2020	AA-	8,125	8,502,731
NJ Econ Dev Auth Transn Pj Sublease Ser A	5.00%	5/1/2018	AA-	1,425	1,486,859
NJ Sports & Exposition Auth Rev Ser B	5.00%	9/1/2018	AA-	5,000	5,375,850
North Charleston SC COP Convention Ctr Pj	5.00%	10/1/2016	AA-	2,010	2,229,633
North Charleston SC COP Convention Ctr Pj	5.00%	10/1/2017	AA-	2,535	2,795,370
Northwest Allen Sch Bldg Corp IN Rev First Mtg (FSA)	5.00%	7/15/2020	AAA	3,140	3,306,922
NY St Dorm Auth Revs St Mental Hlth Svcs Facs Pj Ser A (FSA)	5.00%	2/15/2016	AAA	2,775	3,001,579
PA Indl Dev Auth PA Econ Dev	5.00%	7/1/2013	A-	2,000	2,136,040
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR	230	217,886
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P	7.00%	7/1/2021	BBB-	5,000	5,193,100

See Notes to Schedule of Investments.

7

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Lease Obligations (continued)
VA College Bldg Auth Rev Pub Higher Ed Fing Pg Ser A	5.00%	9/1/2016	Aa1	$5,475	$6,239,255
VA Pub Bldg Auth Rev Fac Bldg Ser A	5.00%	8/1/2014	AA+	3,000	3,394,650
WI St Ser A	5.25%	5/1/2020	AA-	2,175	2,328,142
Total					79,773,026

Other Revenue 10.77%
Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR	1,200	1,013,004
CA St Econ Recovery Ser A (FGIC)	5.25%	7/1/2014	A+	200	211,476
CA St Pub Wks Bd Dept Hlth Dept Corrections & Rehab F (FGIC)	5.25%	11/1/2017	A	250	248,320
Citizens Ppty Ins Corp FL Sr 2nd High Risk Act A-1 (NPFGC)	5.00%	3/1/2012	A+	350	356,324
Dallas TX Rev Ref & Impt (AG)	5.00%	8/15/2021	AAA	3,800	3,903,018
Denver CO City & Cnty Rev Ser A (AG)	6.00%	9/1/2023	AAA	3,000	3,231,390
FL Citizens Property Insurance Corp Rev Sr Secd High Act Ser A-1	6.00%	6/1/2016	A+	10,000	10,405,500
FL Hurricane Catastrophe Fd Rev Ser A	5.00%	7/1/2014	AA-	5,000	5,088,200
FL St Dept Envr Protn Preservation Rev FL Forever Ser B (NPFGC)	5.00%	7/1/2012	AA-	300	318,957
Garza Cnty TX Pub Fac Corp Pj Rev	5.25%	10/1/2017	BBB	1,000	896,370
Garza Cnty TX Pub Fac Corp Pj Rev	5.50%	10/1/2019	BBB	1,600	1,424,336
Houston TX Util Sys Rev Ser A (NPFGC)	5.25%	5/15/2017	AA	2,400	2,684,520
Indianapolis Loc Pub Impt Bd Bank Rev Ser F-2 (NPFGC)	6.00%#	2/1/2020	AA	5,000	5,000,000
LA Citizens Property Insurance Corp Rev Ser B (AMBAC)	5.00%	6/1/2021	A-	3,500	3,186,505
LA Pub Facs Auth Rev Cleco Pwr LLC Pj	7.00%	12/1/2038	Baa1	3,500	3,708,425
MA Dev Fin Agy Rev Dominion Enrg Brayton 1	5.75%	12/1/2042	A-	1,000	1,036,340
Manatee Cnty FL Rev Ref & Impt (AMBAC)	5.00%	10/1/2019	AA-	2,030	2,096,828
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.25%	7/1/2018	NR	250	169,458
MI St Envr (NPFGC) (IBC)	5.50%	12/1/2013	A	100	114,769
Miami-Dade Cnty FL Spl Oblig Fltg Rate Cap Asset Acq Ser A (FGIC)	Zero Coupon	4/1/2014	A+	200	182,638
Mohave Cnty AZ Indl Dev Auth Rev Mohave Prison LLC Expansion Pj	7.50%	5/1/2019	BBB+	3,000	3,269,430
Navajo Cnty AZ Pollutn Ctrl Corp Rev Ser C	5.50%	6/1/2034	Baa2	10,000	10,042,000
New York City NY Tr Cultural Res Rev Lincoln Ctr Ser C	5.75%	12/1/2018	A+	2,500	2,697,525
NH Business Fin Auth Rev Pub Svc Ser D Rmkt TCRS AMT (AMBAC)	6.00%	5/1/2021	Baa1	1,000	989,900
NJ Econ Dev Auth Rev	5.625%	6/15/2019	BBB	3,000	2,692,830
NM Fin Auth Rev Sub Lien Pub Pj Revolving Fd Ser C (NPFGC)	5.00%	6/15/2015	AA-	2,145	2,359,693
NY St Dorm Auth Rev Sch Dist Fing Pg Ser C (AG)	5.00%	10/1/2017	AAA	5,000	5,380,300

See Notes to Schedule of Investments.

8

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
OH Air Quality Dev Auth Rev First Enrg Nuclear Ser A	5.75%	6/1/2033	BBB	$3,000	$3,054,480
OH Air Quality Dev Auth Rev First Enrg Ser A	5.875%	6/1/2033	Baa1	3,125	3,203,969
OH Air Quality Dev Auth Rev Pollutn First Enrg Ser B	5.25%	3/1/2023	Baa1	2,000	2,033,720
OR St Dept Admin Svcs (FSA)	5.00%	9/1/2012	AAA	100	111,162
PA St Cumberland Vly Sch Dist (FSA)	5.00%	11/15/2019	Aa3	3,000	3,154,770
Philadelphia PA Auth Indl Dev Rev First Philadelphia Charter Ser A	5.30%	8/15/2017	BBB-	240	209,657
Rockport IN Rev MI Pwr Co Pj Ser A	6.25%	6/1/2025	BBB	2,500	2,556,900
Twp of Baytown MN St. Croix Prep Academy Pj Ser A	6.00%	8/1/2018	NR	1,900	1,690,658
VA Hsg Dev Auth Rev AMT Ser A-5	4.70%	7/1/2017	AAA	2,315	2,311,921
Valparaiso IN Econ Dev Rev Valparaiso Fam YMCA	5.00%	12/1/2012	NR	250	236,442
Willacy Cnty TX Loc Govt Corp Rev Pj Ser A-2	6.00%	9/1/2010	NR	180	178,137
Total					91,449,872

Pre-Refunded 0.89%
IL St Toll Hwy Auth Rev Ser A-1 (FSA)	5.00%	1/1/2026	AAA	5,000	5,775,900
Metro Transn Auth NY Transn Facs Svc Contract Ser 8 (NPFGC) (IBC)	5.375%	7/1/2021	AAA	520	595,296
Milledgeville & Baldwin Cnty Dev Auth GA College & St Univ Fndtn	5.50%	9/1/2024	AAA	1,000	1,175,790
Total					7,546,986

Special Tax 0.85%
Goodyear AZ Pub Impt Corp Muni Facs Rev Ser A (NPFGC)	5.00%	7/1/2022	AA-	500	519,330
Kansas City MO Tax Inc Fing Comm Tax Inc Rev Kansas City MO Maincor Pj Ser A	5.25%	3/1/2018	NR	120	104,062
Miami-Dade Cnty FL GTD (FGIC)	5.00%	8/1/2014	A+	1,000	1,072,460
NV Mesquite Redev Agy Tax Allocation	7.00%	6/1/2019	A-	1,700	1,687,896
Orange Cnty FL (AMBAC)	5.00%	10/1/2013	A+	1,265	1,316,776
Sparks Loc Impt Dist Ltd Oblig Dist No 3	6.50%	9/1/2020	NR	500	413,990
Sparks Tourism Impt Dist No 1 Rev Ser A†	6.50%	6/15/2020	Ba2	2,000	1,587,800
Tempe AZ Pier Town Lake Impt Dist Ser A	5.00%	1/1/2018	Aa3	500	554,265
Total					7,256,579

Tax Revenue 4.48%
AL Pub Sch & College Auth AL Cap Impt	5.00%	12/1/2016	AA	3,500	3,890,285
Bay Area Infrastr Fing Auth CA St Acceleration Nts (FGIC)	5.00%	8/1/2017	A	500	476,745
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2022	AAA	635	666,210
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2023	AAA	390	409,168
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2024	AAA	515	540,312
Dallas TX Area Rapid Transit(b)	5.00%	12/1/2028	AAA	460	482,609

See Notes to Schedule of Investments.

9

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Tax Revenue (continued)
FL St Dept of Envr Protection Rev Ser A (FGIC)	5.00%	7/1/2014	AA-	$4,000	$4,237,840
MI St Trunk Line (FGIC)	5.00%	11/1/2012	AA+	350	379,908
Nassau Cnty NY Interim Fin Auth Rev Sales Tax Secd Ser A	5.00%	11/15/2021	AAA	1,000	1,078,220
New York City NY Transnl Fin Auth Rev Fiscal 2009 Ser S-1	5.00%	7/15/2016	AA-	3,055	3,288,891
NY Loc Govt Assistance Corp Rev Ser C	5.00%	4/1/2016	AAA	5,000	5,605,600
NY New York City Transn Fin Auth Rev Ser B	5.00%	11/1/2016	AAA	5,000	5,617,650
Puerto Rico Sales Tax Fing Corp Rev 1st Sub Ser A	5.25%	8/1/2019	A+	3,895	4,065,134
TX St Transn Commn Rev First Tier	5.00%	4/1/2017	AAA	2,365	2,673,609
Virgin Islands Pub Fin Auth Gross Rcpts Taxes Ln Nts (FGIC)	5.00%	10/1/2018	A	1,000	962,380
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A(d)	6.75%	10/1/2019	Baa3	2,500	2,612,375
Volusia Cnty FL Sub Lien Sales Tax (FSA)	5.00%	10/1/2015	Aa3	1,000	1,072,900
Total					38,059,836

Tobacco 0.62%
Buckeye OH Tob Sttlmnt Asset Bkd Sr Turbo Ser A-2	5.125%	6/1/2024	BBB	445	359,667
Golden St Tob Securitization Corp CA Asset Bkd Sr Ser A1	5.00%	6/1/2014	BBB	2,500	2,385,250
Tob Sttlmnt Fing Auth Asset Bkd Ser A1	5.50%	6/1/2019	AA-	1,000	1,032,490
Tob Sttlmnt Rev Mgmt Auth SC	5.00%	6/1/2018	BBB	1,450	1,450,435
Total					5,227,842

Transportation 9.10%
Alliance Arpt Auth Inc TX Spl Facs Rev FedEx Corp Pj AMT	4.85%	4/1/2021	BBB	3,000	2,487,090
Camino Real Regl Mobility Auth TX Pass-Thru Toll Transn Rev St Spur 601	5.25%	8/15/2018	A	500	505,145
Clark Cnty NV Arpt Rev Sub Lien Ser A (AMBAC)	5.00%	7/1/2016	Aa3	250	266,045
E-470 Pub Hwy Auth CO Ser D2 (NPFGC)	5.00%	9/1/2039	A	2,000	1,976,080
FL St Tpk Auth Tpk Rev Dept Transn Ser A	5.00%	7/1/2020	Aa2	500	506,135
GA St Road & Twy Auth Rev Fed Hwy Grant Antic Bds Ser A	5.00%	6/1/2019	AA-	3,575	3,954,164
HI St Hwy Rev	5.00%	1/1/2016	AA+	1,150	1,294,750
Jacksonville FL (NPFGC)	5.00%	10/1/2016	AA-	1,370	1,499,369
KY Tpk Auth Rev Revitalization Pj Ser A	5.00%	7/1/2019	AA+	4,040	4,351,888
KY Tpk Auth Rev Revitalization Pj Ser A	5.00%	7/1/2022	AA+	1,415	1,510,116
MA Bay Transn Auth Rev Ref Sr Ser B	5.25%	7/1/2019	AAA	5,000	5,718,450
Maine Tpk Auth (FSA)	5.00%	7/1/2013	AAA	1,000	1,101,870
Metro Transn Auth NY Ser B	5.00%	11/15/2021	A	500	502,345
Metro WA Arpts Ser A AMT	5.50%	10/1/2014	AA-	3,000	3,187,200
MI St (FSA)	5.25%	11/1/2016	AAA	3,000	3,299,670
MI St Grant Antic Bds (FSA)	5.25%	9/15/2018	AAA	500	530,345
MO St Hwys & Transit Commn Rev 2nd Lien	5.25%	5/1/2021	AAA	2,500	2,764,475

See Notes to Schedule of Investments.

10

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
NJ Econ Dev Auth Rev Transn Pj Ser A	5.00%	5/1/2019	AA-	$3,000	$3,103,350
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	250	233,988
NJ St Transn Tr Fd Grant Antic Bds Ser A (FGIC)	5.00%	6/15/2017	A1	300	313,029
NJ St Transn Tr Fd Transn Sys Ser B (FGIC)	5.50%	12/15/2020	AA-	1,000	1,075,650
North TX Twy Auth Rev Ref Sys First Tier Ser A	5.00%	1/1/2012	A2	500	526,485
North TX Twy Auth Rev Ref Sys First Tier Ser G	5.00%	1/1/2038	A2	2,500	2,529,150
North TX Twy Auth Rev Ser H	5.00%	1/1/2043	A2	3,000	3,090,990
NY St Metro Transn Auth Rev Ser B	5.00%	11/15/2019	AA	1,375	1,459,425
OH St Rev Ser 2008-1	5.50%	6/15/2020	AA	4,500	5,035,410
OH St Rev Ser 2008-1	5.75%	6/15/2019	AA	1,000	1,152,370
Oklahoma City OK Arpt Tr Ref Jr Lien 29th Ser B (AMBAC)	5.00%	7/1/2017	A+	350	374,710
PA St Tpk Commn Rev Ser A (FSA)	5.25%	7/15/2019	AAA	1,270	1,410,005
PA St Tpk Commn Rev Sub Ser A (AG)	5.00%	6/1/2017	AAA	3,500	3,905,685
PA St Tpk Commn Rev Sub Ser A (AG)	5.00%	6/1/2018	AAA	2,500	2,778,575
RI St Econ Dev Corp Rev Grant Antic Dept Transn Ser A (AG)	5.25%	6/15/2020	AAA	5,000	5,252,750
RI St Econ Dev Ser C (AG)	5.00%	7/1/2014	AAA	1,985	2,158,946
San Francisco City & Cnty Arpts Commn CA Rev 2nd Ser A-4 AMT	6.50%	5/1/2019	A1	2,500	2,622,025
Triborough NY Bridge & Tunnel Auth Rev Sub Ser D	5.00%	11/15/2014	Aa3	1,000	1,110,830
TX St Transn Commn Rev First Tier	5.00%	8/15/2042	BBB+	1,500	1,521,435
WI St Rev Ser A	5.00%	7/1/2019	AA+	2,000	2,213,340
Total					77,323,285

Utilities 18.21%
AZ Salt River Pj Agricultural Impt & Pwr Dist Rev Ser A	5.00%	1/1/2021	Aa1	1,000	1,086,520
Burke Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Vogtle 5th Ser	4.375%	10/1/2032	A	500	512,225
CA St Dept of Wtr Res Ser K Pwr Supply	5.00%	5/1/2018	Aa3	4,050	4,286,520
Cape Fear Pub Util Auth NC Wtr & Swr Sys Rev	5.00%	8/1/2018	AA	1,000	1,125,610
Chicago IL Ref 2nd Lien (FSA)	5.00%	11/1/2013	AAA	1,000	1,109,510
Chicago IL Rev Ser A (BHAC)	5.50%	1/1/2020	AAA	1,250	1,430,200
Dallas TX Wtrwrks & Swr Sys Rev (AMBAC)	5.00%	10/1/2014	AAA	1,000	1,127,180
Dist of Columbia Wtr & Swr Auth Ref Sub Lien Ser A (AG)	5.00%	10/1/2018	AAA	1,000	1,119,130
Enrg Northwest Pj 3 Ser D	5.00%	7/1/2016	Aaa	2,500	2,769,800
Enrg Northwest WA Elec Rev Columbia Generating Ser C	5.00%	7/1/2024	Aaa	1,000	1,038,110
FL Muni Pwr Agy Rev Pwr Ser A	5.25%	10/1/2022	A1	3,115	3,179,044
FL Muni Pwr Agy Rev Ser A	5.00%	10/1/2016	A1	2,170	2,278,608
Fulton Cnty GA (FGIC)	5.00%	1/1/2018	AA-	3,000	3,158,580
GA St Muni Elec Auth Rev Pj Sub Ser A	5.00%	1/1/2014	A	1,145	1,225,047
Grand River Dam Auth Rev Ser A (BHAC)	5.00%	6/1/2016	AAA	1,000	1,128,490

See Notes to Schedule of Investments.

11

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Hamilton Cnty OH Rev Ref & Impt Metro Swr Dist Ser A (NPFGC)	5.00%	12/1/2018	AA	$3,410	$3,598,402
Hampton Rds Santn Dist VA	5.00%	4/1/2022	AA+	5,000	5,388,250
HI St Ser DG (AMBAC)	5.00%	7/1/2015	AA	240	269,616
IA Fin Auth Rev Revolving Fd	5.25%	8/1/2020	AAA	2,500	2,777,850
IL Fin Auth Rev Revolving Fd Master Tr	5.25%	9/1/2016	AAA	5,000	5,652,400
IN Fin Auth Rev Pwr & Lt Co Ser C	4.90%	1/1/2016	Baa1	5,000	4,989,250
IN Muni Pwr Agy Rev Ser B (NPFGC)	5.25%	1/1/2020	A+	3,875	4,024,730
Indianapolis IN Loc Pub Impt Bd Bank Rev Bds Waterworks Pj Ser A (NPFGC)	5.50%	7/1/2019	AA-	2,580	2,787,845
Indianapolis IN Loc Pub Impt Bd Bk Waterworks Pj Ser 2007 L (NPFGC)	5.00%	7/1/2019	AA-	500	523,940
Indianapolis IN Ser C (AG)	5.00%	6/1/2017	AAA	3,140	3,315,966
Intermountain Pwr Agy UT Ser A	5.25%	7/1/2020	A+	1,000	1,024,880
Lansing MI Sew Disp Sys (FGIC)	5.00%	5/1/2014	AA-	150	168,444
Long Island Pwr Rev Ser A (FGIC)	5.00%	12/1/2019	A	3,000	3,063,030
Louisville & Jefferson Cnty KY Metro Swr Dist Rev Ser A	5.00%	5/15/2019	AA-	4,705	5,108,971
Lower CO River Auth	5.50%	5/15/2014	A1	1,000	1,104,110
Lower CO River Auth	5.50%	5/15/2015	A1	1,200	1,330,092
MA St Wtr Res Auth Ser B	4.00%	8/1/2016	AA+	1,170	1,252,485
MD St Econ Dev Corp Potomac	6.20%	9/1/2022	BBB+	1,650	1,792,114
Metro Govt Nashville & Davidson Cnty TN Wtr & Swr Rev Ser A (FSA)	5.25%	1/1/2019	AAA	500	566,660
Miami-Dade FL Rev Ser B (FSA)	5.25%	10/1/2018	AAA	3,000	3,147,480
MN St Muni Pwr Agy Elec Rev	5.25%	10/1/2022	A3	250	260,323
Monroe Cnty Dev Auth GA Oglethorpe Pwr Scherer B (AMBAC)	4.625%	1/1/2036	A3	1,500	1,535,280
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	2,500	2,281,300
NC Eastern Muni Pwr Agy Ser A (AG)	5.00%	1/1/2013	AAA	1,500	1,605,270
NC Muni Pwr Agy No 1 Catawba NC Catawba Elec Ser A	5.25%	1/1/2015	A2	3,000	3,215,100
NE Pub Pwr Dist Gen Ser B (FSA)	5.00%	1/1/2018	AAA	3,000	3,254,550
NJ Envr Infrastr Tr Rev Ser A	5.00%	9/1/2016	AAA	2,515	2,894,187
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2017	A1	1,000	1,042,770
Northern CA Pwr Agy Rev Geothermal Pj No 3 Ser A	5.00%	7/1/2018	A1	600	619,284
Northwest Subn Muni Jt Action Wtr Agy IL Wtr Supply Sys Rev	5.00%	5/1/2018	AA-	500	560,495
NY St Envr Facs Rev Fing Pg Ser A	4.375%	10/15/2014	AAA	1,000	1,073,310
Onslow NC Wtr & Swr Auth Combined Entrprse Sys Rev Ser A (NPFGC)	5.00%	6/1/2019	A	500	542,585
Philadelphia PA Sch Dist Ser B (AMBAC)	5.00%	4/1/2013	Aa3	260	275,122
Phoenix Civic Impt Corp Rev Sr Lien	5.50%	7/1/2019	AAA	1,675	1,911,962
Piedmont SC Muni Pwr Agy A3	5.25%	1/1/2019	A-	2,000	2,013,600
Pima Cnty AZ Swr Rev (FSA)	5.00%	7/1/2014	AAA	200	219,952
Pinal Cnty Elec Dist No 4	6.00%	12/1/2023	BBB-	525	492,403
Portland OR Ref First Lien Ser A (FSA)	5.00%	6/15/2014	AAA	1,000	1,120,460

See Notes to Schedule of Investments.

12

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - INTERMEDIATE TAX FREE FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Puerto Rico Elec Pwr Auth Ser WW	5.25%	7/1/2014	A3	$1,500	$1,543,665
Sabine River Auth TX Ref Southwestern Elec Co (NPFGC)	4.95%	3/1/2018	A	500	461,175
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2023	AAA	780	815,424
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2024	AAA	620	648,157
Sacramento CA Muni Util Dist (FSA)(b)	5.00%	8/15/2025	AAA	620	648,157
San Antonio TX Ser A	5.00%	2/1/2018	Aa1	1,000	1,104,750
San Antonio TX Ser A	5.25%	2/1/2020	Aa1	5,000	5,530,450
San Antonio TX Sys	5.00%	2/1/2018	Aa1	2,740	3,027,015
San Diego CA Pub Facs Fing Auth Rev Sr Ser B	5.00%	5/15/2020	A+	5,000	5,172,850
SC St Pub Svc Auth Rev Santee Cooper Ser A (NPFGC)	5.00%	1/1/2016	Aa2	4,295	4,765,818
TN Enrg Acq Corp Ser A	5.25%	9/1/2019	BBB	5,000	4,525,100
TN Enrg Acq Corp Ser A	5.25%	9/1/2021	BBB	2,000	1,739,620
Tuscon AZ Rev (FGIC)	5.50%	7/1/2018	AA-	4,100	4,380,317
VA Res Auth Rev Sub-Clean Wtr St Revolving Fd	5.00%	10/1/2018	AAA	2,150	2,426,490
VA Res Auth Rev Sub-St Revolving Fd	5.00%	10/1/2017	AAA	2,000	2,289,900
Vernon CA Ser A	5.50%	8/1/2015	A-	1,000	1,053,100
WA Snohomish Cnty Pub Util Dist No 1 (FSA)	5.00%	12/1/2020	AAA	5,000	5,253,850
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR	1,510	1,261,681
WI Pub Pwr Inc Sys (FSA)	5.00%	7/1/2016	AAA	2,795	3,128,136
WV Econ Dev Auth Rev Pollutn Ctrl Ser D	4.85%	5/1/2019	BBB	1,000	1,042,750
Yuma AZ Muni Ppty Corp Util Sys Rev Sr Lien (XLCA)	5.00%	7/1/2024	A+	500	491,715
Total					154,689,162

Total Municipal Bonds (cost $827,637,072)					833,754,131

				Shares (000)
SHORT-TERM INVESTMENT 1.10%

Money Market Mutual Fund
Dreyfus Municipal Cash Management Plus (cost $9,386,344)				9,386	9,386,344
Total Investments in Securities 99.26% (cost $837,023,416)					843,140,475
Cash and Other Assets in Excess of Liabilities (e) 0.74%					6,245,315
Net Assets 100.00%					$849,385,790

Open Futures Contracts at June 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2009	230	Short	$(27,222,656)	104,241

See Notes to Schedule of Investments.

13

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND  June 30, 2009

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 94.53%

Education 3.49%
AZ Univ Enrg Mgmt LLC Rev Tempe Campus II	5.00%		7/1/2016	AA-	$500	$535,240
MN Higher Ed Facs Auth Rev Clg St Scholastica Ser 6-A	3.60	% #	12/1/2034	Aa1	3,900	3,900,000
ND St Bd of Higher Ed Rev Univ Hsg & Aux Facs	4.00%		4/1/2012	A+	1,000	1,031,900
NJ St Edl Facs Auth Rev Univ Med & Dentistry Ser B	5.50%		12/1/2013	Baa2	1,000	1,033,840
NY St Dorm Auth Rev St. Lawrence	5.00%		7/1/2014	A	4,000	4,242,240
Troy Indl Dev Auth NY Rev Rensselaer Polytechnic Ser E	4.05%		4/1/2037	A	100	101,460
Univ of TX Rev Fing Sys Ser D	4.00%		8/15/2014	AAA	1,000	1,079,470
Total						11,924,150

General Obligation 20.79%
AK St Muni Bond Bank Auth Rev Ser 1	5.00%		9/1/2015	A+	100	108,004
Boston MA Ser A	5.00%		4/1/2014	AA+	1,500	1,690,755
CA St Ser B Sub Ser B-5	4.50	% #	5/1/2040	Aa1	13,000	13,000,000
Cnty of King WA Tax Ser B	4.50%		1/1/2013	AAA	80	87,040
Cook Cnty IL Ser E	3.37	% #	11/1/2033	AA	10,000	10,000,000
Crawford Central Sch Dist (AG)	3.50%		2/15/2012	Aa2	250	263,925
CT St Ser A	5.00%		2/15/2013	AA	3,835	4,271,768
CT St Ser D	5.00%		11/1/2014	AA	500	568,020
Cumberland Cnty NC COP Impt Pjs Ser B 1	4.00%		12/1/2014	AA	3,500	3,721,795
Dist of Columbia Ser E (BHAC)	5.00%		6/1/2014	AAA	1,500	1,666,140
El Paso TX (FSA)	5.75%		8/15/2012	AAA	500	559,270
Fairfax Cnty VA Pub Impt Ser A	5.25%		4/1/2013	AAA	1,500	1,695,420
FL St Bd of Ed Pub Ed Ser C	5.00%		6/1/2014	AAA	250	276,355
Frisco TX Ser A (FSA)	5.00%		2/15/2012	AAA	500	542,580
Hartford CT	5.625%		2/1/2013	A	590	665,491
HI St Ser DG (AMBAC)	5.00%		7/1/2012	AA	50	54,999
HI St Ser DQ	5.00%		6/1/2014	AA	3,500	3,909,885
Honolulu City & Cnty HI Ser B (NPFGC)	5.00%		7/1/2014	AA	2,475	2,765,812
IL St Ser B	3.50	% #	10/1/2033	AA-	10,000	10,000,000
Madison Cnty Cmnty Unit Sch Dist No 7-Edwardsville IL Ser A (FSA)	5.00%		12/1/2013	AAA	500	556,430
Maricopa Cnty Unif Sch Dist No 11-Peoria AZ (FSA)	5.00%		7/1/2014	AAA	500	566,020
Mecklenburg Cnty NC Ser A COP	5.00%		2/1/2012	AA+	250	271,048
Mobile City AL (AMBAC)	4.10%		2/15/2011	AA-	50	52,139
Monmouth Cnty NJ Impt Auth Rev Govtl Ln (AMBAC)	5.00%		12/1/2013	BBB	1,745	1,870,762
MS Dev Bank Spl Oblig Rev Jackson	5.00%		1/1/2012	AA-	75	79,586
Natomas Unif Sch Dist CA Cap Pjs Ser B COP (AMBAC)	5.00%		2/1/2035	A-	685	685,678
New York City NY Ser K (FSA)	5.00%		8/1/2013	AAA	1,500	1,633,290
NY St Metro Transn Auth Rev Ser B (NPFGC)	5.50%		1/1/2013	AA-	75	81,629
OH St Infrastr Impt	5.35%		8/1/2014	AA+	1,000	1,132,340
OH St Rev Mental Hlth Cap Facs Ser II-A (AMBAC)	5.00%		8/1/2012	AA	500	552,300

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND  June 30, 2009

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
Philadelphia PA Ser B (FSA)	3.50	% #	8/1/2031	AAA	$2,000	$2,000,000
Polk Cnty FL Sch Brd COP Master Lease Pg Ser A (FSA)	1.00	% #	1/1/2028	AAA	3,000	3,000,000
RI St & Providence Plantations Ser A	5.00%		7/15/2012	AA	475	523,393
Socorro Indpt Sch Dist TX Ser A (PSF GTD)	5.00%		8/15/2014	AAA	1,000	1,125,810
WA St Douglas Cnty Sch Dist No 206 Eastmont (NPFGC)	5.00%		12/1/2014	Aa1	1,000	1,116,480
Total						71,094,164

Healthcare 21.96%
AL Hlthcare Auth Rev Ser A	6.00%		11/15/2036	A3	2,000	2,028,160
CA Hlth Facs Fing Auth Rev Adventist Hlth Sys West Ser C	5.00%		3/1/2014	A	2,000	2,033,040
CA Hlth Facs Fing Auth Rev Catholic Hlthcare West Ser C (NPFGC)	4.65	% #	7/1/2020	AA-	2,000	2,000,000
CA Statewide Cmntys Dev Auth Rev Kaiser Permanente Ser A	5.00%		4/1/2013	A+	5,000	5,387,400
CA Statewide Cmntys Dev Auth Rev Kaiser Permanente Ser C	3.85%		11/1/2029	A+	2,000	2,006,480
Clackamas Cnty OR Hosp Fac Auth Rev Legacy Hlth Sys Ser C	5.00%		7/15/2037	A+	2,000	2,069,960
CO Hlth Facs Auth Rev Evangelical Lutheran Ser B	5.00%		6/1/2039	A-	3,000	2,995,650
Franklin Cnty Indl Dev Auth PA Rev Chambersburg Hosp (AMBAC)	2.75	% #	12/1/2024	AA	2,000	2,000,000
Gwinnett Cnty GA Hosp Auth Rev Gwinnett Hosp Sys Pj Ser C (FSA)	3.75	% #	7/1/2042	Aa3	3,240	3,240,000
Gwinnett Cnty GA Hosp Auth Rev Gwinnett Hosp Sys Pj Ser D (FSA)	3.75	% #	7/1/2041	Aa3	6,000	6,000,000
Hall Cnty GA Gainesville Hosp Auth Rev Antic Ctfs Northeast GA Ser G (AG)	3.00	% #	5/1/2036	AAA	8,000	8,000,000
Harris Cnty Cultural Ed Facs Fin Corp Rev Methodist Hosp Sys Ser B	5.25%		12/1/2013	AA	3,000	3,223,800
IL Fin Auth Rev Advocate Hlthcare Ser A-3	3.875%		11/1/2030	AA	1,000	1,009,140
IL Fin Auth Rev Rush Univ Med Ctr Ser A	5.00%		11/1/2014	A-	100	103,869
IL Fin Auth Rev The Carle Fndtn Ser A (AG)	5.00%		2/15/2012	AAA	500	525,795
IL Hlth Facs Auth Rev Advocate Hlth Ser A Rmkt	4.375%		11/15/2022	AA	4,175	4,177,755
IL Hlth Facs Auth Rev Advocate Hlthcare Network Ser A(d)	1.82	% #	11/15/2022	NR	4,175	4,175,000
IN Hlth Fac Fing Auth Rev Ascension Ser A2	3.75%		11/15/2036	Aa1	400	406,960
IN Hlth Fac Fing Auth Rev Henry Cnty Mem Hosp Pj	5.00	% #	4/1/2022	BBB+	115	115,000
King Cnty WA Pub Hosp Dist No 2 Evergreen Hlthcare (NPFGC)	5.00%		12/1/2012	AA-	2,000	2,173,680
KS Dev Fin Auth Rev Adventist Hlth(d)	4.00%		11/15/2012	A+	1,000	1,030,720
Lexington Cnty SC	5.50%		5/1/2032	A+	400	460,628
MA Hlth & Edl Facs Auth Rev Cap Assets Pg Ser D (NPFGC)	6.00	% #	1/1/2035	Baa1	80	80,000
NC Charlotte-Mecklenburg Hosp Auth Rev Carolina Ser B Rmkt	2.50	% #	1/15/2038	AA-	10,000	10,000,000

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND  June 30, 2009

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
NC Med Care Commn Rev Univ Hlth Sys Ser E-1	5.75%		12/1/2036	A+	$1,000	$1,030,050
Newport Beach CA Rev Hoag Mem Hosp Presb Ser D	5.00%		12/1/2038	AA	3,000	3,145,170
NJ Hlthcare Facs Fing Auth Rev Somerset Med Ctr	5.50%		7/1/2018	Ba2	50	37,935
Rockford IL Rev Wesley Willows Oblig Grp	3.00	% #	4/1/2037	BBB	1,100	1,100,000
SC Jobs Econ Dev Auth Rev Tuomey (CIFG)	5.00%		11/1/2013	BBB+	1,685	1,633,372
SC Jobs Econ Dev Auth Rev Tuomey (CIFG)	5.00%		11/1/2014	BBB+	1,035	985,651
WI Hlth & Edl Facs Auth Rev Mercy Alliance Inc	3.25	% #	6/1/2022	A2	1,925	1,925,000
Total						75,100,215

Housing 4.79%
CA Hsg Fin Agy Rev Multi Fam Hsg Ser D	3.25	% #	2/1/2031	AA-	760	760,000
WI Hsg & Econ Dev Auth Rev Ser A	5.00	% #	10/1/2036	Aa3	8,730	8,730,000
WI Hsg & Econ Dev Auth Rev Ser A	5.00	% #	4/1/2046	Aa3	5,160	5,160,000
WI Hsg & Econ Dev Auth Rev Ser B	5.00	% #	10/1/2036	Aa3	1,720	1,720,000
Total						16,370,000

Lease Obligations 8.64%
Atlanta GA Downtown Dev Auth Rev Underground Atlanta Pj Ser A (AG)	5.00%		7/1/2014	AAA	3,500	3,739,925
IN Fin Auth Rev Lease Appropriation Ser A-5	1.00	% #	2/1/2035	AA+	6,000	6,000,000
Maricopa Cnty AZ Pub Fin Corp Rev Ser B (AMBAC)	5.00%		7/1/2014	AA+	3,000	3,270,120
MI St Bldg Auth Rev Facs Pg Ser I	5.00%		10/15/2015	A+	75	79,592
MI Strategic Fd Rev De La Salle Collegiate Pj	3.50	% #	6/1/2031	BBB+	4,000	4,000,000
New York City NY Transnl Fin Auth Rev Ser S-2 (FSA)	5.00%		1/15/2014	AAA	3,000	3,227,100
NJ Econ Dev Auth Rev Sch Facs Constr Ser O	5.25%		3/1/2014	AA-	2,625	2,854,609
NJ Econ Dev Auth Rev Sch Facs Constr Ser W	5.00%		9/1/2012	AA-	200	213,370
NY St Dorm Auth Rev Mental Hlth Svcs Facs Impt	5.00%		2/15/2014	AA-	4,000	4,270,720
OH St Bldg Auth Rev Facs Adult Correction Ser C (NPFGC)	5.00%		10/1/2013	AA	425	471,231
WV Sch Bldg Auth Cap Impt (NPFGC)	5.25%		1/1/2012	AAA	1,305	1,407,364
Total						29,534,031

Other Revenue 18.28%
Allegheny Cnty PA Indl Dev Auth Rev Envr Impt USX Pj	4.75%		12/1/2032	BBB+	2,225	2,252,345
Alpharetta GA Dev Auth Rev	4.00	% #	1/1/2038	A1	10,000	10,000,000
Babylon Indl Dev Agy NY Rev Ogden Martin Pj (FSA)	1.40	% #	1/1/2019	AAA	100	100,000
CA Muni Fin Auth Rev Wst Mgmt Inc Pj Ser A	4.90%		2/1/2039	BBB	500	498,800
Citizens Ppty Ins Corp FL Sr 2nd High Risk Acct A (NPFGC)	5.00%		3/1/2010	A+	900	912,096
Citizens Ppty Ins Corp FL Sr 2nd High Risk Acct A (NPFGC)	5.00%		3/1/2012	A+	100	101,807

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND  June 30, 2009

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
Citizens Ppty Ins Corp FL Sr 2nd High Acct A-1	5.50%		6/1/2014	A+	$5,000	$5,137,850
Dallas TX (AG)	5.00%		8/15/2014	AAA	300	321,597
FL Hurricane Catastrophe Fd Finance Corp Rev Ser A	5.25%		7/1/2012	AA-	2,000	2,081,700
Indianapolis Loc Pub Impt Bd Bank Rev Ser F-2 (NPFGC)	6.00	% #	2/1/2020	AA	8,000	8,000,000
Lewisburg TN Indl Dev Bd Rev Waste Mgmt Inc Pj	5.00%		7/1/2012	BBB	4,000	4,000,000
Maricopa Cnty AZ Pollutn Ctrl Corp Rev Pub Svc Co Ser B	5.50%		5/1/2029	Baa2	2,500	2,529,025
Navajo Cnty AZ Pollutn Ctrl Corp Rev Ser C	5.50%		6/1/2034	Baa2	5,000	5,021,000
New York City NY Tr Cultural Res Rev Lincoln Ctr Ser C	5.75%		12/1/2016	A+	75	82,128
NJ Econ Dev Auth Rev Cigarette Tax	5.375%		6/15/2014	BBB	2,560	2,482,739
NJ Econ Dev Auth Rev Cigarette Tax (FGIC)	5.00%		6/15/2013	BBB	75	72,809
NY St Dorm Auth Rev Personal Income Tax Ser A	5.00%		3/15/2014	AAA	250	276,680
NY St Dorm Auth Rev Sch Dist Fing Pg Ser C	4.00%		10/1/2012	A+	2,940	3,096,820
OH Air Quality Dev Auth Rev First Enrg Nuclear Ser A	5.75%		6/1/2033	BBB	1,500	1,527,240
OH Air Quality Dev Auth Rev Pollutn First Enrg Ser B	5.25%		3/1/2023	Baa1	500	508,430
OH Air Quality Dev Auth Rev Pollutn First Enrg Ser D	4.75%		8/1/2029	Baa1	7,500	7,546,575
Parish of Morehouse LA Rev Intl Paper Co Pj Ser A	5.25%		11/15/2013	BBB	2,500	2,422,750
Rockport IN Rev MI Pwr Co Pj Ser A	6.25%		6/1/2025	BBB	1,000	1,022,760
WV Sch Bldg Auth	5.00%		7/1/2014	AAA	2,290	2,525,160
Total						62,520,311

Pre-Refunded 0.06%
UT Transit Auth Rev Ser B (FSA)	4.50%		6/15/2033	AAA	90	100,818
Weslaco Hlth Facs Dev Corp Rev TX Knapp Med Ctr Pj	6.25%		6/1/2032	BBB+	100	111,565
Total						212,383

Special Tax 0.48%
PA Intergovernmental Cooperative Auth Spl Tax Philadelphia Fdg Pg	5.00%		6/15/2012	AA	1,500	1,631,055

Tax Revenue 1.54%
IL St	5.25%		6/15/2012	AAA	200	217,400
Puerto Rico Sales Tax Fing Corp Rev 1st Sub Ser A	5.00%		8/1/2039	A+	5,000	5,051,650
Total						5,269,050

Tobacco 1.02%
Tob Sttlmnt Fing Corp NJ Rev Ser 2955†	1.00	% #	6/1/2034	AA+	3,500	3,500,000

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND  June 30, 2009

Investments	Interest Rate		Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation 4.31%
DuPage Cnty IL (FSA)	5.00%		1/1/2012	AAA	$75	$81,133
FL St Turnpike Auth Rev Ref Dept Transn Ser A	5.00%		7/1/2012	Aa2	75	78,772
GA St Road & Twy Auth Rev Fed Hwy Grant Antic Bds (NPFGC)	5.00%		6/1/2014	AA-	1,000	1,115,640
IL St Regional Transn Auth Rev Ser B	4.50	% #	6/1/2025	AA+	10,000	10,000,000
MA Bay Transn Auth Rev Sr Ser C	5.25%		7/1/2013	AAA	75	84,110
NY St Metro Transn Auth Ser B	5.00%		11/15/2014	AA	1,000	1,098,280
NY St Metro Transn Auth Ser B	5.00%		11/15/2023	A	600	631,566
Orlando & Orange Cnty FL Expressway Auth Rev Ser D (FSA)	1.20	% #	7/1/2032	AAA	750	750,000
PA Turnpike Commn Rev Ser T (FGIC)	5.50%		12/1/2013	Aa3	75	84,892
TX St Transn Commn Rev First Tier	5.00%		8/15/2042	BBB+	500	507,145
TX St Transn Commn Rev First Tier	5.00%		4/1/2013	AAA	210	233,367
WI St Rev Ser B (AMBAC)	5.00%		7/1/2013	AA+	75	83,093
Total						14,747,998

Utilities 9.17%
AL St Mobile Wtr & Swr Commissioners (FGIC)	5.25%		1/1/2012	AA-	1,000	1,071,890
Austin TX (FSA)	5.00%		5/15/2014	AAA	1,875	2,074,556
Chelan Cnty Pub Util Dist No 1 WA Rev Sys Sub Ser A	5.00%		7/1/2013	AA	1,000	1,095,080
Chicago IL Ref 2nd Lien (FSA)	5.00%		11/1/2013	AAA	2,500	2,773,775
Enrg Northwest WA Rev Pj 1 Ser A (NPFGC)	5.25%		7/1/2013	Aaa	180	199,897
Hillsborough Cnty FL Indl Dev Auth Tampa Elec Ser B Rmkt	5.15%		9/1/2025	Baa1	2,100	2,114,196
IL Muni Elec Agy Rev Ser C (FGIC)	5.00%		2/1/2014	A+	1,000	1,075,050
Intermountain Pwr Agy UT Rev Ser A	5.00%		7/1/2012	A+	3,015	3,227,889
Jacksonville Elec Auth FL Rev Issue 2-17th Ser	5.25%		10/1/2013	Aa2	50	52,558
Jacksonville Elec Auth FL Rev Ser C	5.00%		10/1/2013	Aa3	3,750	4,078,800
Louisville & Jefferson Cnty KY Metro Swr Dist Rev Ser A	5.00%		5/15/2013	AA-	4,925	5,354,214
MI Muni Bond Auth Rev Clean Wtr Fd	5.50%		10/1/2013	AAA	340	384,985
Muni Elec Auth of GA Rev 2005 Ser Y (AMBAC)	6.40%		1/1/2013	A+	75	81,314
NC Eastern Muni Pwr Agy Rev Ser F	5.375%		1/1/2013	BBB+	50	53,817
Seattle WA	5.00%		4/1/2013	Aa2	1,000	1,099,870
TN Enrg Acq Corp Ser A	5.00%		9/1/2013	BBB	3,615	3,558,967
Vernon CA Ser A	5.25%		8/1/2014	A-	1,000	1,046,540
York Cnty VA Econ Dev Auth Rev Elec & Pwr Ser A	4.05%		5/1/2033	A-	2,000	2,020,860
Total						31,364,258

Total Municipal Bonds (cost $323,133,244)						323,267,615

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - SHORT DURATION TAX FREE FUND  June 30, 2009

Investments				Shares (000)	Value
SHORT-TERM INVESTMENTS 5.65%

Money Market Mutual Fund 1.88%
Dreyfus Municipal Cash Management Plus				6,433	$6,433,458

	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)
Variable Rate Demand Note 3.77%
CA Infrastr & Econ Dev Bk Rev Asian Art Museum Fndtn (NPFGC)(f)	2.75%	7/2/2009	AA-	$12,900	12,900,000
Total Short-Term Investments (cost $19,333,458)					19,333,458
Total Investments in Securities 100.18% (cost $342,466,702)					342,601,073
Liabilities in Excess of Cash and Other Assets (0.18%)					(608,506)
Net Assets 100.00%					$341,992,567

See Notes to Schedule of Investments.

6

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 108.02%

Corporate-Backed 3.94%
Albany-Dougherty GA Payroll Dev Auth Procter & Gamble AMT	5.20%	5/15/2028	AA-	$1,035	$969,961
Fulton Cnty GA Dev Auth Loc Dist Cooling Fac Rev Sr Maxon Atlantic Station A AMT	5.125%	3/1/2026	BBB	1,500	1,407,915
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	1,000	737,490
Virgin Islands Pub Fin Auth Refinery Facs Rev Sr Secd Hovensa Refinery AMT	4.70%	7/1/2022	BBB	2,000	1,640,020
Total					4,755,386

Education 24.92%
Americus-Sumter GA Payroll Dev Auth Rev GSW Fndtn Student Hsg Pj (CIFG)	5.00%	6/1/2036	A2	2,135	1,957,581
Athens GA Hsg Auth Student Hsg Lease Rev Univ of GA East Campus (AMBAC)	5.00%	12/1/2027	Aa2	2,000	1,955,200
Athens-Clarke Cnty GA Unif Govt Dev Auth Rev UGA O’Malleys Bldg LLC Pj	5.00%	6/15/2028	Aa2	2,000	2,058,380
Athens-Clarke Cnty GA Univ Govt Dev Auth Edl Facs Rev UGA Cert Precint LLC	5.00%	6/15/2031	Aa2	2,500	2,539,575
Atlanta GA Dev Auth Edl Facs Rev Science Park LLC Pj	4.75%	7/1/2027	A1	3,080	2,902,130
Atlanta GA Dev Auth Edl Facs Rev Science Park LLC Pj	5.25%	7/1/2027	A1	2,000	2,006,440
Bulloch Cnty GA Dev Auth GA South Univ Pj (AMBAC)	5.00%	8/1/2021	A1	400	411,436
Bulloch Cnty GA Dev Auth Student Hsg Rev Southn Univ Hsg Fndtn Four (AG)	5.25%	7/1/2028	Aa2	2,465	2,574,446
Carrollton Payroll Dev Auth Rev Univ of West GA Evergreen Complex	5.25%	7/1/2029	A2	1,175	1,170,664
Dahlonega GA Downtown Dev Auth Pkg & Rec Ctr LLC A (CIFG)	5.00%	7/1/2032	A+	1,000	927,960
Fulton Cnty GA Dev Auth Rev GA Tech Athletic Assoc (AMBAC)	5.50%	10/1/2017	BBB	1,000	1,047,700
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Inc Ser A	5.00%	11/1/2028	AA+	1,000	1,049,280
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac II Pj Ser A	5.125%	11/1/2021	AA+	750	773,340
Fulton Cnty GA Dev Auth Rev GA Tech Fndtn Sac Ser A	5.00%	11/1/2031	AA+	1,400	1,415,302
Fulton Cnty GA Dev Auth Rev Tuff Morehouse Pj Ser A (AMBAC)	5.50%	2/1/2022	A2	1,000	1,031,560
Marietta GA Dev Auth Rev Life Univ Inc Pj	7.00%	6/15/2030	Ba3	2,000	1,734,800
Marietta GA Dev Auth Rev Ser Student Hsg SPSU Student Hsg I	5.125%	9/15/2023	A2	1,000	959,500
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2023	A3	1,115	1,164,528
Peach Cnty GA Dev Auth Student Fort Vly St Univ Fndtn Ppty LLC (AMBAC)	5.00%	6/1/2034	A3	1,000	981,790
Private Colleges & Univs Auth GA Rev Spelman College	5.25%	6/1/2021	Aa3	1,340	1,413,794
Total					30,075,406

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation 13.21%
Atlanta GA (AG)	5.25%	12/1/2023	AAA	$1,265	$1,345,239
Barnesville-Lamar Cnty GA Indl Dev Auth Student Hsg Facs Rev Gordon College Pptys A	5.00%	8/1/2030	A3	145	138,627
Gwinnett Cnty Sch Dist(b)	5.00%	2/1/2028	AAA	10,000	10,627,550
Northern Mariana Islands Comwlth Ser A	5.00%	6/1/2030	NR	2,485	1,770,985
Paulding Cnty GA Sch Dist	4.75%	2/1/2027	AA+	1,000	1,008,830
Puerto Rico Comwlth Pub Impt Ser A	5.125%	7/1/2031	BBB-	665	574,733
Puerto Rico Comwlth Unrefunded Pub Impt Ser A	5.25%	7/1/2030	BBB-	380	336,076
Territory of Guam Ser A	7.00%	11/15/2039	B+	135	133,809
Total					15,935,849

Healthcare 9.77%
Clarke Cnty GA Hosp Auth Rev Ctfs Athens Regl Med Ctr Pj (NPFGC)	5.125%	1/1/2032	AA	500	505,955
Cobb Cnty GA Hosp Auth Rev Ref & Impt Rev Antic Ctfs (AMBAC)	5.25%	4/1/2024	AA-	1,000	1,033,890
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.00%	12/1/2026	BBB	1,010	752,430
Coffee Cnty GA Hosp Auth Rev Ref Coffee Regl Med Ctr Inc Pj	5.25%	12/1/2022	BBB	1,000	807,390
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.00%	7/1/2027	NR	1,500	1,017,405
Glynn-Brunswick Mem Hosp Auth GA Rev 2005 Antic Ctfs (NPFGC)	6.00%	8/1/2016	AA	100	100,013
Glynn-Brunswick Mem Hosp Auth GA Rev Antic Ctfs Southeast GA Ser A	5.50%	8/1/2028	A2	1,840	1,789,124
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.00%	10/1/2038	A2	1,500	1,198,545
Houston Cnty GA Hosp Auth Rev Antic Ctfs Houston Hlthcare Pj	5.25%	10/1/2035	A2	1,470	1,251,382
Med Ctr Hosp Auth GA Rev Spring Harbor Green Isl Pj	5.25%	7/1/2037	NR	1,300	887,913
Puerto Rico Indl Tourist Edl & Med Envr Ctrl Fac Hosp de la Concepcion	6.50%	11/15/2020	Aa1	410	425,453
Territory of Guam Ser A	5.75%	12/1/2034	BBB-	735	708,371
Ware Cnty GA Hosp Auth Rev Antic Ctfs GTD (NPFGC)	5.50%	3/1/2021	Baa1	500	466,500
Wayne Cnty GA Hosp Auth Rev GTD (XLCA)	5.00%	3/1/2023	NR	1,000	848,040
Total					11,792,411

Housing 7.96%
Albany-Dougherty GA Inner City Albany St Univ Student Hsg Ser A (XLCA)	5.00%	7/1/2031	NR	1,000	786,400
DeKalb Newton & Gwinnett Cntys GA Joint Dev Auth Rev GGC Fndtn LLC Pj	6.00%	7/1/2034	A+	1,500	1,538,490

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Housing (continued)
East Point GA Hsg Auth Multi Fam Rev Hsg Laurel Ridge WA Rd Apts AMT (FNMA)	5.00%	10/1/2032	AAA	$3,500	$3,301,270
GA St Hsg & Fin Auth Rev Sing Fam Mtg Ser B AMT	5.05%	12/1/2031	AAA	1,000	876,640
GA St Hsg & Fin Auth Rev Sing Fam Sub Mtg Ser A-2 AMT	4.85%	12/1/2037	AAA	100	82,449
GA St Hsg & Fin Auth Rev Sub Ser A-2 AMT	4.875%	12/1/2024	AAA	100	94,854
Richmond Cnty GA Dev Auth ASU Jaguar Student Hsg LLC Ser A	5.25%	2/1/2030	A3	2,000	1,698,400
Savannah GA Econ Dev Auth Multi Fam Hsg Rev AMT (GNMA)	5.15%	11/20/2022	AAA	500	501,830
Tift Cnty GA Dev Auth Student Hsg Facs Rev Second ABAC LLC Pj (CIFG)	5.00%	8/1/2037	A3	795	721,359
Total					9,601,692

Lease Obligations 5.62%
Assoc Cnty GA Commnrs Leasing Pj Unrefunded Bal Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1	10	10,287
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser A	5.00%	1/1/2035	A3	1,275	1,160,403
Atlanta GA Dev Auth Rev Tuff ATDC Pj Ser C	4.625%	1/1/2035	A3	1,170	1,002,210
Fayette Cnty GA Pub Fac Auth Rev Criminal Justice Ctr Pj	5.00%	6/1/2026	AA	1,040	1,063,899
GA Muni Assoc Inc Ctfs City Court Atlanta Pj (AMBAC)	5.25%	12/1/2026	BBB	750	722,625
GA Sch Bds Assoc Inc DeKalb Cnty Pub Schs Pj (NPFGC)	5.00%	12/1/2023	A	1,000	1,019,150
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	6.50%	10/1/2037	NR	1,000	810,270
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P	6.50%	7/1/2030	BBB-	1,000	989,830
Total					6,778,674

Other Revenue 2.80%
Cobb Marietta GA Coliseum & Exhibit Hall Auth Rev (NPFGC)	5.625%	10/1/2026	A	1,000	1,042,430
GA St Higher Ed Facs Auth Rev USG Real Estate Fndtn I LLC Pj (AG)	5.25%	6/15/2019	AAA	1,735	1,835,109
George L Smith II GA World Congress Ctr Auth Rev AMT (NPFGC)	5.75%	7/1/2015	A	500	505,495
Total					3,383,034

Pre-Refunded 6.09%
Assoc Cnty GA Commnrs Leasing Pj Pub Purp Pj (AMBAC)	5.625%	7/1/2020	A1	15	15,915
Athens-Clarke Cnty GA Univ Govt Dev Auth Rev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,000	1,135,790
Atlanta GA ETM	5.60%	12/1/2015	A1	95	104,255
Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86 A ETM (NPFGC)	Zero Coupon	8/1/2015	A	280	198,635

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
Private Colleges & Univs Auth GA Rev Mercer Univ Pj	5.75%	10/1/2031	Baa2	$500	$559,655
Puerto Rico Comwlth Pub Impt	5.00%	7/1/2027	AAA	370	411,928
Puerto Rico Comwlth Pub Impt Ser A	5.25%	7/1/2030	AAA	620	728,233
Puerto Rico Comwlth Pub Impt Ser A (NPFGC)	5.75%	7/1/2026	A	1,240	1,295,515
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.25%	7/1/2036	BBB-	915	1,008,339
Puerto Rico Pub Impt Bldgs Govt Facs Ser D	5.375%	7/1/2033	BBB-	1,185	1,310,172
Savannah GA Econ Dev Auth Rev Sub Ser C ETM	Zero Coupon	12/1/2021	Aaa	1,000	580,740
Total					7,349,177

Special Tax 0.97%
Atlanta GA Dev Auth Rev Opportunity Pj (AMBAC)	5.00%	12/1/2018	A	1,105	1,169,388

Tax Revenue 2.97%
Metro Atlanta Rapid Transn Auth GA Sales Tax Ser N (NPFGC) (IBC)	6.25%	7/1/2018	AAA	465	530,900
Puerto Rico Sales Tax Fing Corp Rev 1st Sub Ser A	5.25%	8/1/2027	A+	2,000	1,914,420
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	AA-	750	698,190
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A(d)	6.75%	10/1/2037	Baa3	440	439,938
Total					3,583,448

Transportation 3.65%
Atlanta GA Arpt Facs Rev AMT (NPFGC)	Zero Coupon	1/1/2010	A+	170	163,826
Atlanta GA Arpt Facs Rev Gen Ser A AMT (FSA)	5.125%	1/1/2030	AAA	100	89,131
Augusta GA Arpt Rev Gen Passenger Fac Charge A	5.15%	1/1/2035	Baa2	1,020	668,447
College Park GA Business Indl Dev Auth Rev Civic Ctr Pj (AMBAC)	5.25%	9/1/2026	AA-	1,000	1,010,020
Macon Bibb Cnty GA Indl Auth Arpt Impt Rev Atlantic AMT (AMBAC)	5.00%	4/1/2018	A	430	428,762
Metro Atlanta Rapid Transit Auth Ref Third Indenture Ser B (FSA)	5.00%	7/1/2029	AAA	2,000	2,039,560
Total					4,399,746

Utilities 26.12%
Appling Cnty GA Dev Auth Pollutn Ctrl Rev GA Pwr Co Plant Hatch Pj (AMBAC)	4.40%	7/1/2016	A	1,000	1,007,940
Atlanta GA Ser A	6.00%	11/1/2022	A	1,000	1,010,630
Atlanta GA Wtr & Wst Wtr Rev Ser A Unrefunded Bal (FGIC)	5.00%	11/1/2029	A	2,090	1,824,967
Augusta GA Wtr & Swr Rev (FSA)	5.00%	10/1/2024	AAA	2,000	2,114,480
Carroll Cnty GA Wtr Auth Wtr & Swr Rev (AMBAC)	5.25%	7/1/2021	A3	500	524,170

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - GEORGIA TAX FREE TRUST  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Utilities (continued)
Cherokee Cnty GA Wtr & Swr Auth Rev Ser 2006 (FSA)	5.00%	8/1/2031	AAA	$3,000	$3,039,180
Cobb Cnty GA Dev Auth Solid Wst Disp GA Wst Mgt Pj Ser A AMT	5.00%	4/1/2033	BBB	500	397,135
DeKalb Cnty GA Wtr & Swr Rev Ser A(b)	5.00%	10/1/2035	AA+	12,540	12,653,362
Elberton GA Combined Util Sys Rev Ref & Impt (AMBAC)	5.50%	1/1/2019	A3	550	577,709
Forsyth Cnty GA Wtr & Swr Auth Rev (FSA)	5.00%	4/1/2019	AAA	500	544,055
Glynn Cnty GA Wtr & Swr Rev Ref & Impt (AMBAC)	5.00%	4/1/2023	A3	750	764,003
Main Str Nat Gas Inc GA Gas Pj Ser B	5.00%	3/15/2019	A	1,000	873,290
Monroe Cnty Dev Auth GA Oglethorpe Pwr Scherer B (AMBAC)	4.625%	1/1/2036	A3	1,500	1,535,280
Muni Elec Auth GA Combustion Turbine Pj Ser A (NPFGC)	5.25%	11/1/2022	A1	1,445	1,476,183
Muni Elec Auth of GA Rev Gen Resolution Pjs Sub Ser A	5.25%	1/1/2021	A	1,000	1,042,960
Walton Cnty GA Wtr & Swr Auth Walton Hard Labor Creek Pj GTD (FSA)	5.00%	2/1/2033	AAA	2,150	2,135,208
Total					31,520,552

Total Investments in Municipal Bonds 108.02% (cost $135,493,840)					130,344,763
Liabilities in Excess of Cash and Other Assets (e) (8.02%)					(9,676,457)
Net Assets 100.00%					$120,668,306

Open Futures Contracts at June 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2009	143	Short	$(16,925,391)	$65,239

See Notes to Schedule of Investments.

5

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 108.87%

Corporate-Backed 11.37%
Alliance Arpt Auth Inc TX Spl Facs Rev American Airlines Inc Pj AMT	5.25%	12/1/2029	CCC+	$29,000	$11,630,740
Ascension Parish LA Pollutn Ctrl Rev Ref Borden Inc Pj	10.00%	12/1/2009	CCC	16,500	11,336,655
Cnty of Nez Perce ID Potlatch Corp Pj	6.00%	10/1/2024	BB	5,000	3,913,750
Coshocton Cnty OH Envr Rev Smurfit Stone Container†	5.125%	8/1/2013	D	3,100	1,209,000
Courtland AL Indl Dev Bd Solid Wst Disp Rev Intl Paper Co Pj AMT	5.20%	6/1/2025	BBB	9,545	7,015,670
CT St Res Recovery Auth Rev American Fuel Co Pj Ser A AMT	6.45%	11/15/2022	BB+	3,470	3,206,696
Gulf Coast Wst Disp Auth TX Rev Ser A AMT	6.10%	8/1/2024	BBB	1,000	883,220
Houston TX Arpt Sys Rev Spl Facs Rev Continental Airlines C AMT	6.125%	7/15/2027	B-	3,120	2,173,891
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	5.875%	3/1/2027	NR	1,500	600,015
IL Fin Auth Sports Fac Rev Leafs Hockey Club Pj Ser A	6.00%	3/1/2037	NR	1,450	579,145
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.125%	10/1/2027	NR	1,475	1,003,280
IL Fin Auth Sports Fac Rev United Sports Org of Barrington Ser A†	6.25%	10/1/2037	NR	6,525	4,145,072
LA Loc Govt Envr Fac Cmnty Dev Rev Auth	6.75%	11/1/2032	BB	12,500	10,059,875
MI St Strategic Fd Pollutn Ctrl Rev General Motors Corp	6.20%	9/1/2020	C	5,000	1,071,200
New York City NY Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	7.625%	8/1/2025	B-	23,300	20,477,904
New York City NY Indl Dev Agy Spl Fac Rev American Airlines JFK Intl Arpt AMT	8.00%	8/1/2028	B-	2,000	1,799,020
New York City NY Indl Dev Agy Spl Fac Rev British Airways AMT	5.25%	12/1/2032	BB	3,560	2,189,898
NJ Econ Dev Auth Glimcher Pptys LP Pj AMT	6.00%	11/1/2028	NR	5,035	3,272,448
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	5.50%	4/1/2028	B3	3,955	2,360,937
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2019	B	5,325	4,430,773
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.25%	9/15/2029	B	6,000	4,635,000
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.40%	9/15/2023	B	4,060	3,298,019
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	7.20%	11/15/2030	B	755	649,776
OR St Econ Dev Rev Ref Georgia Pacific Corp Pj Ser 183 AMT	5.70%	12/1/2025	B2	1,780	1,307,944
Port of Bay City Auth TX Matagorda Cnty Hoechst Celanese Corp Pj AMT	6.50%	5/1/2026	B+	3,340	2,589,302
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Ser A	6.45%	11/1/2030	B+	6,700	5,401,540
Port of Corpus Christi Auth of Nueces Cnty TX Celanese Ser B AMT	6.70%	11/1/2030	B+	1,500	1,127,475
Richmond Cnty GA Dev Auth Envr Impt Rev Intl Paper Co Pj Ser A AMT	5.00%	8/1/2030	BBB	3,000	2,212,470

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Corporate-Backed (continued)
Rockdale Cnty GA Dev Auth Visy Paper Pj Ser A AMT	6.125%	1/1/2034	NR	$2,500	$1,736,825
Rumford ME Rev Bds Ref Boise Cascade Corp Pj AMT	6.875%	10/1/2026	B2	1,500	778,950
Total					117,096,490

Education 5.64%
CA Statewide Cmntys Dev Auth Rev Thomas Jefferson Sch Law Ser A	7.25%	10/1/2032	BB+	3,500	3,078,145
CA Statewide Cmntys Dev Auth Sonoma Country Day Sch COP	6.00%	1/1/2029	NR	6,550	4,643,688
Charyl Stockwell Academy MI COP	5.90%	10/1/2035	NR	3,000	2,051,100
CO Edl & Cultural Facs Auth Rev Indpt Sch Vail Christian High Sch†	5.50%	6/1/2037	NR	3,500	2,111,410
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	6,500	5,273,580
IA Higher Ed Ln Auth Rev Ref Private College Grand View	5.00%	10/1/2031	NR	1,500	1,214,565
IA Higher Ed Ln Auth Rev Ref Private College Waldorf A	5.00%	10/1/2034	NR	1,000	500,000
IL Fin Auth Northwestern Mem Hosp Ser A(b)	5.75%	8/15/2030	AA+	5,000	5,139,075
Lee Cnty FL Indl Dev Auth Lee Charter Fndtn Ser A	5.25%	6/15/2027	BB	3,500	2,204,475
MA Dev Fin Agy Boston Architectural College (ACA)	5.00%	1/1/2037	NR	2,710	1,785,483
MA St Dev Fin Agy Rev Eastern Nazarene College	5.625%	4/1/2029	BB+	1,000	707,150
Marietta GA Dev Auth Rev Life Univ Inc Pj	7.00%	6/15/2030	Ba3	5,000	4,337,000
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	5.875%	12/1/2028	Baa3	2,360	1,875,610
MI Higher Ed Facs Auth Rev Ltd Oblig Creative Studies	6.125%	12/1/2033	Baa3	3,075	2,441,089
MI Pub Edl Facs Auth Bradford Academy Pj	8.75%	9/1/2039	BBB-	2,250	2,244,802
NC Cap Facs Fin Agy Edl Rev Wake Forest Univ	5.00%	1/1/2038	AA	1,500	1,518,075
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.00%	12/1/2031	BB+	1,510	979,009
New York City NY Indl Dev Agy Fac Rev Vaughn College Aeronautics B	5.25%	12/1/2036	BB+	3,640	2,362,906
NJ St Edl Facs Auth Rev Univ Med & Dentistry Ser B	7.125%	12/1/2023	Baa2	4,000	4,183,080
NJ St Edl Facs Auth Rev Univ Med & Dentistry Ser B	7.50%	12/1/2032	Baa2	2,000	2,093,640
Univ of CA(b)	5.75%	5/15/2031	Aa1	7,000	7,407,645
Total					58,151,527

General Obligation 6.98%
CA St	6.50%	4/1/2033	A	15,000	15,657,600
Los Angeles CA Unif Sch Dist Ser D(b)	5.00%	1/1/2034	AA-	10,460	9,774,138
Los Angeles CA Unif Sch Dist Ser F(b)	5.00%	7/1/2029	AA-	2,000	1,868,860
New York City NY Ser H-1(b)	5.125%	3/1/2026	AA	10,000	10,219,300

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation (continued)
New York City NY Sub Ser J-1(b)	5.00%	5/15/2029	AA	$9,000	$8,973,855
New York City NY Sub Ser J-1(b)	5.00%	5/15/2031	AA	7,000	6,979,665
New York City NY Sub Ser J-1(b)	5.00%	5/15/2036	AA	1,000	997,095
NY St Urban Dev Corp(b)	5.00%	12/15/2025	AAA	3,730	3,839,278
NY St Urban Dev Corp(b)	5.00%	12/15/2026	AAA	5,420	5,578,790
NY St Urban Dev Corp(b)	5.00%	12/15/2027	AAA	2,160	2,223,282
Territory of Guam Ser A	6.75%	11/15/2029	B+	3,690	3,594,171
Territory of Guam Ser A	7.00%	11/15/2039	B+	2,175	2,155,816
Total					71,861,850

Healthcare 31.75%
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	9,000	5,704,380
Alton IL St. Anthony’s Hlth Ctr	6.00%	9/1/2010	BB+	685	681,082
Alton IL St. Anthony’s Hlth Ctr	6.00%	9/1/2014	BB+	1,620	1,550,000
AZ Hlth Facs Auth Hlthcare Beatitudes Campus Pj	5.20%	10/1/2037	NR	8,000	4,913,280
AZ Univ Med Ctr Corp	6.25%	7/1/2029	BBB+	250	248,867
AZ Univ Med Ctr Corp	6.50%	7/1/2039	BBB+	625	625,494
Bremer Cnty IA Ret Fac Rev Bartels Lutheran Ser A	5.00%	11/15/2017	NR	1,140	954,408
Bucks Cnty PA Indl Dev Auth Ret Cmnty Ann’s Choice Inc Fac Ser A	6.125%	1/1/2025	NR	3,500	2,709,035
CA Hlth Facs Fin Auth Rev Cedars Sinai Med Ctr	5.00%	11/15/2034	A2	3,400	3,029,740
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth	5.25%	7/1/2035	BBB	3,575	2,683,574
CA Statewide Cmntys Dev Auth Rev Daughters of Charity Hlth Ser A	5.25%	7/1/2030	BBB	3,020	2,320,296
CA Statewide Cmntys Dev Auth Rev Vlycare Hlth Sys Ser A	5.00%	7/15/2022	NR	2,270	1,732,600
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2026	NR	1,000	788,980
CO Hlth Facs Auth Rev Christian Living Cmntys Pj A	5.75%	1/1/2037	NR	2,055	1,467,517
CO Hlth Facs Auth Rev Evangelical Lutheran Ser A	6.125%	6/1/2038	A-	1,000	988,580
CO Hlth Facs Auth Rev Hlth & Resdl Care Facs Volunteers of America Care A	5.30%	7/1/2037	NR	1,500	911,415
Cottage Grove MN Sr Hsg Rev PHS/Cottage Grove Inc Pj B	6.00%	12/1/2046	NR	2,325	1,757,212
CT Hlth & Edl Fac Auth Rev Hosp for Spl Care Ser C (RADIAN)	5.25%	7/1/2022	BBB-	1,215	1,070,500
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Rev Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2037	NR	4,300	3,195,029
Cuyahoga Cnty OH Hlthcare & Indpt Living Fac Rev Fac Eliza Jennings Sr Care Ser A	6.00%	5/15/2042	NR	2,500	1,822,600
Director St NV Dept Business & Industry Las Ventanas Ret Pj A	7.00%	11/15/2034	NR	6,000	3,448,380
Director St NV Dept Business & Industry Las Ventanas Ret Pj B	6.75%	11/15/2023	NR	4,700	2,803,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)
Director St NV Dept Business & Industry Las Ventanas Ret Pj B	6.00%	11/15/2014	NR		$4,105	$2,642,676
East Rochester NY Hsg Auth Rev Ref Sr Living Woodland Vlg Pj	5.50%	8/1/2033	NR		1,700	1,150,084
Fairfax Cnty VA Indl Dev Auth Rev Hlthcare Inova Hlth Sys Ser A(b)	5.50%	5/15/2035	AA+		5,000	5,074,525
Fulton Cnty GA Resdl Care Facs First Mtg Lenbrook Pj Ser A	5.125%	7/1/2042	NR		8,000	4,804,080
Fulton Cnty PA Indl Dev Auth Hosp Rev Fulton Cnty Med Ctr Pj	5.875%	7/1/2031	NR		1,500	1,131,390
Harris County TX Cultural Ed Fac Fin Corp Childrens Hosp(b)	5.00%	10/1/2024	AA		6,000	5,994,090
Harris County TX Cultural Ed Fac Fin Corp Childrens Hosp(b)	5.25%	10/1/2029	AA		4,000	3,996,060
HFDC Cent TX Inc Ret Fac Rev Ser A	5.625%	11/1/2026	NR		1,850	1,329,891
HFDC Cent TX Inc Ret Fac Rev Ser A	5.75%	11/1/2036	NR		3,750	2,486,325
Hillsborough Cnty FL Indl Dev Auth Hosp Rev Tampa Gen Hosp Pj(b)	5.25%	10/1/2041	A3		5,000	4,033,550
Hillsdale MI Hosp Fin Auth Hosp Rev Hillsdale Cmnty Hlth Ctr	5.75%	5/15/2018	BBB-		2,360	2,262,013
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	5.75%	11/1/2026	NR		6,615	5,263,291
Holmes Cnty Hosp Corp FL Hosp Rev Doctors Mem Hosp	6.00%	11/1/2038	NR		7,115	5,324,083
Huntsville-Redstone Vlg AL Spl Care Facs Fin Redstone Vlg Pj	5.50%	1/1/2028	NR		4,500	3,259,170
IA Fin Auth Sr Hsg Rev Ref Bethany Life Cmntys Pj A	5.55%	11/1/2041	NR		1,000	630,330
IL Fin Auth Rev Bds Edward Hosp A Rmkt (AMBAC)	6.25%	2/1/2033	A+		500	483,245
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.20%	5/15/2012	NR		1,000	881,870
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	5.30%	5/15/2013	NR		1,000	843,940
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.00%	5/15/2025	NR		4,000	2,358,120
IL Fin Auth Rev Clare at Wtr Tower Pj Ser A	6.125%	5/15/2038	NR		5,000	2,593,400
IL Fin Auth Rev Clare at Wtr Tower Pj Ser C	5.125%	5/15/2012	NR		5,000	4,400,250
IL Fin Auth Rev Clare Oaks Pj Ser A	6.00%	11/15/2027	NR		8,000	5,651,920
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.375%	2/15/2025	BB-	(a)	4,000	2,913,560
IL Fin Auth Rev Friendship Vlg Schaumburg A	5.625%	2/15/2037	BB-	(a)	4,000	2,637,360
IL Fin Auth Rev Kewannee Hosp Pj	5.10%	8/15/2031	NR		1,215	808,704
IL Fin Auth Rev Landing at Plymouth Pj A	6.00%	5/15/2025	NR		3,000	2,290,770
IL Fin Auth Rev Montgomery Place Pj Ser A	5.50%	5/15/2026	NR		2,400	1,684,392
IL Fin Auth Rev Rush Univ Med Ctr Ser A	7.25%	11/1/2030	A-		3,000	3,277,800
IL Fin Auth Rev Smith Vlg Pj Ser A	5.25%	11/15/2016	NR		4,290	3,700,254
IL Fin Auth Rev Three Crowns Pk Plaza A	5.875%	2/15/2038	NR		4,500	3,320,775
IN Hlth & Edl Fac Fin Auth Hosp Rev Cmnty Fndtn Northwest IN	5.50%	3/1/2037	BBB		5,000	4,215,800
Iron River MI Hosp Fin Auth	6.50%	5/15/2033	NR		3,000	2,455,710
Jacksonville FL Hlth Facs Auth Brooks Hlth Sys	5.25%	11/1/2038	A		3,675	3,201,329
Johnson City TN Hlth & Edl Fac First Mtg Mtn Sts Hlth Ser A	5.50%	7/1/2036	BBB+		2,800	2,484,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Healthcare (continued)
Johnston Mem Hosp Auth (FHA)(FSA)(b)	5.25%	10/1/2036	AAA	$7,000	$6,871,025
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.375%	4/15/2022	A1	4,215	4,282,819
Knox Cnty TN Hlth Edl & Hsg Facs Baptist Hlth Sys East TN	6.50%	4/15/2031	A1	5,955	5,960,598
Lehigh Cnty PA Gen Purpose Auth Rev Good Shepherd Grp Ser A	5.625%	11/1/2034	A	4,000	3,707,680
Lexington VA Indl Dev Auth Resdl Care Fac Rev Mtg Kendal at Lexington Ser A	5.50%	1/1/2037	NR	1,750	1,217,125
Louisville & Jefferson Cnty KY Metro Govt Hlth Sys Rev Norton Hlthcare Inc(b)	5.25%	10/1/2036	A-	23,750	20,647,775
Lubbock TX Hlth Facs Dev Corp Rev 1st Mtg Carillon Pj A	6.30%	7/1/2019	NR	4,010	3,564,810
MA St Hlth & Edl Facs Auth Rev UMass Mem Issue Ser D	5.25%	7/1/2025	BBB	8,560	7,436,671
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	5.75%	1/1/2033	BBB-	1,035	894,333
MD St Hlth & Higher Edl Facs Auth Rev Washington Cnty Hosp	6.00%	1/1/2028	BBB-	1,280	1,178,176
Mesquite TX Hlth Facs Dev Ret Fac Christian Care	5.50%	2/15/2025	BBB-	3,250	2,579,200
Mesquite TX Hlth Facs Dev Ret Fac Christian Care	5.625%	2/15/2035	BBB-	1,650	1,196,514
NH Hlth & Edl Facs Auth Rev Havenwood Heritage Heights A	5.35%	1/1/2026	NR	1,035	756,709
NH Hlth & Edl Facs Auth Rev Havenwood Heritage Heights A	5.40%	1/1/2030	NR	750	526,717
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.30%	11/1/2026	NR	1,250	879,150
NJ Econ Dev Auth Rev First Mtg Seashore Gardens Pj	5.375%	11/1/2036	NR	2,605	1,696,689
NJ Hlthcare Fac Fin Auth Rev Holy Name Hosp	5.25%	7/1/2030	Baa2	16,885	13,723,284
North Central TX Hlth Fac Dev Corp Children’s Med Ctr(b)	5.75%	8/15/2039	Aa3	10,000	9,842,200
Northampton Cnty PA Gen Purp St. Luke’s Hosp Pj Ser A	5.25%	8/15/2024	BBB+	1,210	1,134,290
Northampton Cnty PA Gen Purp St. Luke’s Hosp Pj Ser A	5.375%	8/15/2028	BBB+	1,675	1,528,387
NY St Dorm Auth Orange Regl Med Ctr	6.125%	12/1/2029	Ba1	4,250	3,347,810
OH St Higher Edl Fac Commn Rev Univ Hosp Hlth Sys Ser 2009-A	6.75%	1/15/2039	A	5,000	5,250,000
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.375%	7/1/2020	NR	1,100	874,225
Orange Cnty FL Hlth Facs Auth Ref Hlthcare Orlando Lutheran	5.70%	7/1/2026	NR	1,920	1,417,824
Philadelphia PA Hosps & Higher Ed Facs Auth Rev Temple Univ Hosp Pj Ser A	6.625%	11/15/2023	BBB	7,000	6,727,140
RI St Hlth & Edl Bldg Corp Rev Hosp Fin St. Joseph Hlth Svcs	5.50%	10/1/2029	BB	15,270	10,565,618
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2037	NR	2,565	1,815,866

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)
Sarasota Cnty FL Hlth Fac Auth Rev Hlthcare Sarasota Manatee	5.75%	7/1/2045	NR		$6,435	$4,415,633
Sayre Mem Hosp Auth OK Hosp & Sales Tax Rev	6.00%	7/1/2037	NR		4,000	2,928,080
SC Jobs Econ Dev Auth Hlth Facs Rev First Mtg Wesley Commons	5.125%	10/1/2026	NR		1,400	964,712
SC Jobs Econ Dev Hosp Rev Ref & Impt Hampton Regl Med	5.25%	11/1/2028	NR		12,000	8,381,280
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	5.70%	5/15/2028	NR		265	190,013
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2026	NR		250	190,213
St. Joseph Cnty Indl Econ Dev Rev Holy Cross Vlg Notre Dame Pj A	6.00%	5/15/2038	NR		475	336,390
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.75%	5/1/2025	BB		1,520	1,219,390
Sullivan Cnty TN Hlth Edl & Hsg Facs Bd Hosp Rev Wellmont Hlth Sys Pj Ser C	5.25%	9/1/2036	BBB+		6,145	4,115,184
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2025	NR		3,000	2,423,010
Sylacauga AL Hlthcare Auth Coosa Vly Med Ctr Ser A	6.00%	8/1/2035	NR		3,000	2,203,470
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.70%	9/1/2037	NR		8,000	5,668,160
Vigo Cnty IN Hosp Auth Rev Union Hosp Inc†	5.75%	9/1/2042	NR		2,000	1,398,520
Western IL Econ Dev Auth Rev Carthage Mem Hosp Pj Ser B	7.00%	6/1/2033	NR		2,890	2,523,288
Westmoreland Cnty PA Indl Dev Auth Rev Ret Cmnty Redstone A	5.75%	1/1/2026	NR		900	671,931
WI Hlth & Edl Facs Auth Hlth Facs Three Pillars Sr Living A	5.50%	8/15/2034	A-	(a)	500	378,085
WI Hlth & Edl Facs Auth Rev Wheaton Hlthcare Ser B	5.125%	8/15/2030	BBB+		21,150	15,537,001
Wilson Cnty KS Hosp Rev	5.60%	9/1/2036	NR		3,530	2,557,273
WV St Hosp Fin Auth WV Thomas Hlth Sys	6.50%	10/1/2028	NR		7,425	6,339,539
Total						327,055,587

Housing 4.47%
CA Hsg Fin Agy Rev Ser J AMT	4.95%	8/1/2022	Aa2		2,000	1,741,480
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	5.60%	12/1/2009	B3		55	55,003
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.375%	12/1/2029	B3		3,280	2,414,178
El Paso Cnty TX Hsg Fin Corp Multi Fam Hsg Rev Las Lomas Apts Ser A	6.45%	12/1/2019	B3		1,515	1,281,826
Gaithersburg MD Econ Dev Rev Asbury MD Oblig Grp A(b)	5.125%	1/1/2036	BBB-	(a)	10,700	7,477,802
Harrisonburg VA Redev & Hsg Auth Multi Fam Hsg Rev Brooke Ridge Apts Pj Ser E AMT	6.475%	12/1/2038	NR		12,100	9,637,771
LA Pub Facs Auth Rev Susla Facs Inc Pj Ser A†	5.75%	7/1/2039	NR		5,100	3,393,438
LA St Gas & Fuels Tax Rev Ser A (FGIC)(b)	5.00%	5/1/2041	AA		13,500	13,225,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Housing (continued)
Metro Govt Nashville & Davidson Cnty TN Facs Bd Rev Multi Fam Hsg Rev Prestige A	7.50%	12/20/2040	NR		$3,930	$2,673,501
Middlesex Cnty NJ Impt Auth Rev Sub Heldrich Ctr Hotel Ser B	6.125%	1/1/2025	NR		2,790	1,455,571
MuniMae TE Bond Subsidiary LLC Perp Sub Pfd Shs Ser B 3†(c)	5.90%	9/30/2015	NR		2,000	1,007,180
MuniMae TE Bond Subsidiary LLC Perp Sub Pfd Shs Ser D†(c)	5.30%	9/30/2049	NR		2,000	1,319,960
Stillwater MN Multi Fam Rev Hsg Orleans Homes LP Pj AMT	5.50%	2/1/2042	NR		500	328,670
Total						46,011,520

Lease Obligations 1.45%
McLennan Cnty TX Pub Fac Corp	6.625%	6/1/2035	AA-		5,000	5,258,400
Philadelphia PA Muni Auth	6.10%	4/1/2024	Baa1		1,780	1,771,242
Philadelphia PA Muni Auth	6.375%	4/1/2029	Baa1		2,000	1,980,940
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser P	6.50%	7/1/2030	BBB-		6,000	5,938,980
Total						14,949,562

Other Revenue 16.66%
AK Indl Dev & Expt Auth Sports Facs Rev Anchorage Sportsplex Pj Ser A	6.15%	8/1/2031	NR		3,285	2,172,863
Baker FL Correctional Dev 1st Mtg Rev Detention Ctr Pj	7.50%	2/1/2030	NR		8,300	7,006,611
Baltimore MD Convtn Ctr Hotel Rev Sub Ser B	5.875%	9/1/2039	Ba1		8,345	5,534,070
Beauregard Parish LA Rev Ref Boise Cascade Corp Pj	6.80%	2/1/2027	Ba3		4,750	2,519,780
CA Muni Fin Auth High Tech High Chula Vista B†	6.125%	7/1/2038	BB+	(a)	1,250	945,838
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.15%	7/1/2030	NR		1,640	1,075,922
CA Statewide Cmntys Dev Auth Huntington Pk Charter Sch Pj A	5.25%	7/1/2042	NR		1,500	911,295
CA Statewide Cmntys Dev Auth Rev Windrush Sch	5.50%	7/1/2037	NR		1,000	692,450
Charyl Stockwell Academy MI COP	5.75%	10/1/2025	NR		4,130	3,063,014
Chester Cnty PA Indl Dev Auth Rev Renaissance Academy Pj A	5.625%	10/1/2015	NR		1,870	1,687,282
Chula Vista CA Rev San Diego Gas Ser E Rmkt	5.875%	1/1/2034	A+		2,125	2,131,970
CO Edl & Cultural Facs Auth CO New Vision Charter Pj Sch†	6.75%	4/1/2040	NR		930	748,985
CO Edl & Cultural Facs Auth Rev Charter Sch Cmnty Leadership	6.50%	7/1/2038	NR		1,065	814,895
Conner Creek Academy East MI Pub Sch Academy Rev	5.25%	11/1/2036	BB+		1,000	654,600
Denver CO Convtn Ctr Hotel Auth Rev Sr (XLCA)	5.00%	12/1/2035	BBB-		3,000	2,164,290
Denver CO Convtn Ctr Hotel Auth Rev Sr (XLCA)	5.125%	12/1/2026	BBB-		2,890	2,332,028
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.65%	11/1/2025	BB		1,000	719,480
Detroit Cmnty High Sch MI Pub Sch Academy Rev	5.75%	11/1/2030	BB		1,255	857,705
Doctor Charles Drew Academy MI COP	5.70%	11/1/2036	NR		1,665	1,034,048

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.00%	5/15/2036	BB-	$2,000	$1,412,440
FL Dev Fin Corp Rev Palm Bay Academy Inc Pj A	6.125%	5/15/2037	BB-	1,855	1,340,609
IA Fin Auth Child Svcs	5.375%	6/1/2026	NR	1,795	1,297,785
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2016	NR	965	870,555
IAH Pub Fac Corp Pj Rev	6.00%	5/1/2021	NR	2,000	1,650,880
IAH Pub Fac Corp Pj Rev	6.125%	5/1/2026	NR	1,635	1,266,373
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.125%	8/1/2026	NR	1,550	1,221,385
Kansas City MO Indl Dev Auth Allen Vlg Sch Pj Ser A†	6.25%	8/1/2036	NR	2,815	2,089,659
Kansas City MO Indl Dev Auth Derrick Thomas Ser A†	5.875%	1/1/2037	NR	6,570	4,688,615
La Vernia Higher Ed Fin Corp Rev Bd Ser A	7.125%	2/15/2038	NR	6,515	5,817,439
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.25%	2/15/2026	NR	1,000	796,360
La Vernia TX Higher Ed Fin Corp Ed Rev Amigos Por Vida Friends Life	6.375%	2/15/2037	NR	1,000	753,150
Lee Cnty FL Indl Dev Auth Indl Dev Rev Lee Charter Fndtn Ser A	5.375%	6/15/2037	BB	3,500	2,045,540
Lombard Pub Facs Corp Rev Bds First Tier Ser A 1	7.125%	1/1/2036	NR	8,500	6,851,000
Madison Cnty FL Rev First Mtg Twin Oaks Pj Ser A	6.00%	7/1/2025	NR	1,115	852,668
Maverick Cnty TX Pub Fac Corp Pj Ser A-1	6.25%	2/1/2024	NR	4,810	3,995,523
Maverick Cnty TX Pub Fac Corp Pj Ser A-1	6.375%	2/1/2029	NR	1,560	1,231,495
MD St Econ Dev Corp Rev Sr Lien Pj Chesapeake Bay A	5.00%	12/1/2031	NR	10,000	5,232,700
MD St Econ Dev Corp Rev Sr Lien Pj Chesapeake Bay B	5.25%	12/1/2031	NR	1,000	523,150
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.25%	7/1/2018	NR	250	169,458
MD St Hlth & Higher Edl Facs Auth Rev Washington Christian Academy	5.50%	7/1/2038	NR	2,300	1,148,988
MI Pub Edl Facs Auth Rev Ltd Oblig Bradford Academy†	6.50%	9/1/2037	BBB-	5,000	3,824,750
MI Pub Edl Facs Auth Rev Ltd Oblig Crescent	7.00%	10/1/2036	NR	745	609,015
MI Pub Edl Facs Auth Rev Ltd Oblig David Ellis West Pj	5.875%	6/1/2037	NR	3,390	2,375,271
MI Pub Edl Facs Auth Rev Ltd Oblig Old Redford Pj Ser A	5.875%	12/1/2030	BBB-	3,720	2,709,722
Middlesex Cnty NJ Impt Auth Sub Heldrich Ctr Hotel Ser B	6.25%	1/1/2037	NR	5,755	2,973,148
Milwaukee WI Redev Auth Rev Academy of Learning Ser A	5.65%	8/1/2037	NR	1,000	637,360
Mohave Cnty AZ Indl Dev Auth Rev Mohave Prison LLC Expansion Pj	8.00%	5/1/2025	BBB+	8,000	8,792,800
NH Business Fin Auth Rev Pub Svc Ser D Rmkt TCRS AMT (AMBAC)	6.00%	5/1/2021	Baa1	1,000	989,900
NJ Econ Dev Auth Rev	5.625%	6/15/2019	BBB	4,150	3,725,081
NJ St Econ Dev Auth Rev Cigarette Tax	5.50%	6/15/2024	BBB	3,185	2,591,634

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Other Revenue (continued)
NY St Urban Dev Corp Rev Personal Income Tax Ser A-1(b)	5.00%	12/15/2028	AAA		$6,000	$6,135,780
Otero Cnty NM Jail Pj	5.75%	4/1/2018	NR		1,925	1,661,621
Otero Cnty NM Jail Pj	6.00%	4/1/2023	NR		1,350	1,092,420
Otero Cnty NM Jail Pj	6.00%	4/1/2028	NR		1,900	1,428,211
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A	6.75%	7/1/2022	NR		1,460	730,000
Palm Bay FL Edl Facs Rev Patriot Charter Sch Pj Ser A	7.00%	7/1/2036	NR		5,000	2,500,000
Palm Beach Cnty FL Rev G Star Sch of Arts Ser A	6.75%	5/15/2035	BB		2,455	1,994,958
Pima Cnty AZ Indl Dev Auth Edl Rev American Charter Schs Fndtn A	5.625%	7/1/2038	BBB	(a)	9,000	6,307,740
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Horizon Cmnty Learning Ctr	5.25%	6/1/2035	BBB		10,000	6,826,500
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Paradise Ed Ctr Pj	5.875%	6/1/2022	BB		250	201,325
Pima Cnty AZ Indl Dev Auth Edl Rev Ref Paradise Ed Ctr Pj	6.00%	6/1/2036	BB		1,800	1,283,562
Plymouth MI Edl Ctr Charter Sch Pub Sch Academy Rev	5.375%	11/1/2030	BBB-		1,500	1,020,900
Provo UT Charter Sch Rev Freedom Academy Fndtn	5.50%	6/15/2037	NR		4,000	2,664,720
Red River Auth TX Pollutn Ctrl Celanese Pj Ser A	6.45%	11/1/2030	B+		2,495	2,011,469
Rivers Auth Inc Mont Pj Rev Sr Lien(g)	7.375%	11/1/2027	NR		2,615	521,300
San Antonio Convtn Hotel Fin Corp Rev Empowerment Zone Ser A AMT (AMBAC)	5.00%	7/15/2039	BBB		5,000	3,772,350
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.00%	5/1/2020	NR		1,000	974,770
San Luis AZ Fac Dev Corp Rev Sr Lien Pj Regl Detention Ctr	7.25%	5/1/2027	NR		1,200	1,028,244
Spanish Fork City UT Charter Sch Rev American Leadership Academy†	5.55%	11/15/2021	NR		1,160	930,796
Spanish Fork City UT Charter Sch Rev American Leadership Academy†	5.55%	11/15/2026	NR		800	590,616
Spanish Fork City UT Charter Sch Rev American Leadership Academy†	5.70%	11/15/2036	NR		1,750	1,195,705
Star Intl Academy MI COP	6.125%	3/1/2037	BBB		1,460	1,051,244
Summit Academy MI Pub Sch Academy Rev	6.375%	11/1/2035	BB+		3,795	2,670,921
Sweetwater Cnty WY Solid Wst Disp Ref FMC Corp Pj AMT	5.60%	12/1/2035	BBB		2,500	2,020,100
Twp of Baytown MN Rev St. Croix Prep Academy Ser A	6.75%	8/1/2028	NR		1,000	827,180
Twp of Baytown MN Rev St. Croix Prep Academy Ser A	7.00%	8/1/2038	NR		1,500	1,214,205
TX St Pub Fin Auth Charter Sch Fin Corp Rev Cosmos Fndtn Ser A	5.375%	2/15/2037	NR		2,870	2,031,185
UT Cnty UT Charter Sch Rev Lakeview Academy Ser A	5.625%	7/15/2037	NR		1,000	700,130
UT Cnty UT Charter Sch Rev Lincoln Academy Ser A†	5.875%	6/15/2037	NR		1,750	1,267,963

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Other Revenue (continued)
UT St Charter Sch Fin Auth Rev Noah Webster Academy Ser A	6.50%	6/15/2038	NR	$500	$379,260
West Vly City UT Charter Sch Rev Monticello Academy†	6.375%	6/1/2037	NR	4,200	3,086,202
Total					171,672,956

Special Tax 6.40%
Allegheny Cnty PA Redev Auth Rev Pittsburgh Mills Pj	5.60%	7/1/2023	NR	500	387,770
Altoona IA Tax Alloc Annual Appropriation	5.75%	6/1/2031	BBB+	1,000	953,300
Amelia Walk Cmnty Dev Dist FL Spl Assmnt Ser A	5.50%	5/1/2037	NR	980	492,528
Arborwood Cmnty Dev Dist FL Cap Impt Rev Master Infrastr Pj A	5.35%	5/1/2036	NR	6,785	3,543,263
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 1	5.50%	5/1/2036	NR	2,825	1,450,553
Arborwood Cmnty Dev Dist FL Centex Homes Pj Ser A 2	5.10%	5/1/2016	NR	3,620	2,730,819
Atlanta GA Tax Alloc Eastside Pj Ser A AMT	5.625%	1/1/2016	NR	1,335	1,251,442
Atlanta GA Tax Alloc Princeton Lakes Pj	5.50%	1/1/2031	NR	1,045	740,205
Aurora City IL Tax Alloc East River Area No 6 Ser A	6.75%	12/30/2027	NR	1,650	1,287,842
Aurora City IL Tax Alloc River City No 3 Ser B	6.50%	12/30/2023	NR	2,000	1,601,000
Baltimore MD Spl Oblig Ser A	7.00%	9/1/2038	NR	6,000	4,951,500
Branson MO Indl Dev Auth Tax Rev Branson Landing Retail Pj	5.50%	6/1/2029	NR	6,220	4,001,450
Cap Reg Cmnty Dev Dist Spl Assmnt Cap Impt Ser A	7.00%	5/1/2039	NR	1,500	1,055,400
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev A	5.60%	5/1/2039	NR	1,750	489,930
Crosscreek Cmnty Dev Dist FL Spl Assmnt Rev B	5.50%	5/1/2017	NR	1,490	421,908
Cypress Creek Hillsborough Cnty Cmnty Dev Dist FL Cap	5.35%	5/1/2037	NR	6,800	3,408,772
Dardenne Town Square Transn Dev Dist MO Sales Tax Ser A	5.00%	5/1/2036	NR	3,110	1,480,516
Durbin Crossing Cmnty Dev Dist FL Spl Assmnt Ser A	5.50%	5/1/2037	NR	5,800	3,084,498
Grandview MO Indl Dev Auth Tax Inc Grandview Crossing Pj 1	5.75%	12/1/2028	NR	1,000	460,240
Henderson NV Loc Impt Dists No T18	5.25%	9/1/2026	NR	8,155	3,663,145
Henderson NV Loc Impt Dists No T18	5.30%	9/1/2035	NR	2,500	1,121,725
IA Fin Auth Child Svcs	5.50%	6/1/2031	NR	4,260	2,957,377
Magnolia West Cmnty Dev Dist FL Spl Assmnt	5.35%	5/1/2037	NR	3,890	2,113,048
Mariposa East Pub Impt Dist NM	5.75%	9/1/2021	NR	350	262,276
Mariposa East Pub Impt Dist NM	6.00%	9/1/2032	NR	1,000	668,300
Mediterranea Cmnty Dev Dist FL Spl Assmnt Ser A	5.60%	5/1/2037	NR	1,460	832,638
Millsboro DE Spl Oblig Plantation Lakes Spl Dev Ser A	5.45%	7/1/2036	NR	5,000	2,973,000
NV Mesquite Redev Agy Tax Alloc	7.125%	6/1/2021	A-	1,000	983,030
NV Mesquite Redev Agy Tax Alloc	7.375%	6/1/2024	A-	1,655	1,624,829

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Special Tax (continued)
Orange Grove Cmnty Dev Dist LA Spl Assmnt	5.30%	11/1/2021	NR	$1,760	$1,231,648
Panther Trace II FL Cmnty Dev Dist Rev Spl Assmnt Ser A	5.60%	5/1/2035	NR	1,730	1,017,430
Pine Ridge Plantation Cmnty Dev Dist FL Cap Impt Rev Ser B	5.00%	5/1/2011	NR	925	499,306
Shingle Creek Cmnty Dev Dist FL Cap Impt Rev	6.10%	5/1/2025	NR	4,990	2,240,111
Sparks Loc Impt Dist Ltd Oblig Dist No 3	6.75%	9/1/2027	NR	1,000	768,990
Stone Canyon Cmnty Impt Dist MO Pub Infrastr Impt Pj	5.70%	4/1/2022	NR	1,485	1,114,032
Tern Bay Cmnty Dev Dist FL Cap Impt Rev Ser A(g)	5.375%	5/1/2037	NR	13,145	4,600,750
Tracy CA Cmnty Facs Dist No 1 Spl Tax NEI Phase II	5.70%	9/1/2026	NR	920	710,074
Whispering Spr Dev Dist LA Spl Assmnt	5.20%	10/1/2021	NR	2,290	1,392,618
Whiting IN Redev Dist Tax Inc Rev Standard Ave Pj	5.35%	1/15/2027	NR	1,995	1,344,351
Total					65,911,614

Tax Revenue 3.66%
AL Cooperative Dist of Fort Spanish Rev Pub Impt	9.00%	2/1/2029	NR	1,600	1,609,648
NJ Econ Dev Auth Rev Cigarette Tax	5.75%	6/15/2029	BBB	5,000	4,039,550
Puerto Rico Sales Tax Fing Corp Rev 1st Sub Ser A	5.75%	8/1/2037	A+	10,000	9,531,900
Southwestern IL Dev Auth Rev Loc Govt Pg Collinsville Ltd	5.35%	3/1/2031	NR	1,000	667,870
Sparks Tourism Impt Dist No 1 Sr Sales Tax Antic Ser A†	6.75%	6/15/2028	Ba2	7,000	5,022,220
UT Transit Auth(b)	5.00%	6/15/2028	AAA	16,235	16,816,393
Total					37,687,581

Tobacco 2.09%
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2030	BBB	4,190	2,935,765
Buckeye OH Tob Sttlmnt Fing Auth Asset Bkd Sr Turbo Ser A-2	5.875%	6/1/2047	BBB	16,370	9,261,328
Golden St Tob Securitization Corp CA Tob Sttlmnt Rev Asset Bkd Sr Ser A-1	5.75%	6/1/2047	BBB	10,600	6,367,950
MI Tob Sttlmnt Fin Auth Ser A	6.00%	6/1/2048	BBB	5,000	2,983,550
Total					21,548,593

Transportation 4.20%
Augusta GA Arpt Rev Gen Arpt Passenger B AMT	5.35%	1/1/2028	Baa2	350	247,118
Augusta GA Arpt Rev Gen Ser C AMT	5.45%	1/1/2031	Baa2	2,410	1,659,405
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev A Sub Ser 2 AMT	9.00%	5/1/2029	CCC+	7,500	4,587,375
Dallas-Fort Worth TX Intl Arpt Fac Impt Corp Rev A Sub Ser 3 AMT	9.125%	5/1/2029	CCC+	1,500	811,530
Director St NV Dept Business & Industry Las Vegas Monorail Pj Secd Tier	7.25%	1/1/2023	NR	5,000	250,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Transportation (continued)
Director St NV Dept Business & Industry Las Vegas Monorail Pj Secd Tier	7.375%	1/1/2030	NR	$5,000	$250,000
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.375%	11/15/2026	NR	2,305	1,753,529
Greater Orlando Aviation Auth Orlando FL Spl Arpt Facs JetBlue Airways Corp AMT	6.50%	11/15/2036	NR	5,000	3,664,850
Metro WA Arpts Auth AMT(b)	5.00%	10/1/2022	AA-	3,250	3,217,711
Metro WA Arpts Auth AMT(b)	5.25%	10/1/2027	AA-	4,540	4,494,895
Metro WA Arpts Auth AMT(b)	5.375%	10/1/2028	AA-	2,500	2,475,163
NJ Econ Dev Auth Spl Fac Rev Continental Airlines Inc Pj AMT	6.625%	9/15/2012	B	2,760	2,583,222
NJ St Tpk Auth Rev Ser E	5.25%	1/1/2040	A+	2,925	2,927,135
NY St Metro Transn Auth Rev Ser B	5.00%	11/15/2034	AA	3,750	3,686,250
Phoenix AZ Indl Dev Auth Arpt Fac Rev America West Airlines Inc Pj AMT	6.25%	6/1/2019	Caa3	1,955	1,398,881
San Jose CA Ser A AMT (AMBAC)	5.50%	3/1/2032	A	1,750	1,551,812
Santa Rosa Bay Bridge Auth FL Rev	6.25%	7/1/2028	B3	4,860	3,241,669
Santa Rosa Bay Bridge Auth FL Rev Cap Apprec	Zero Coupon	7/1/2017	B3	2,800	998,312
St. Paul MN Port Auth Lease Rev Hltheast Midway Campus 03 A	5.875%	5/1/2030	BB	1,000	759,830
Susquehanna Area PA Regl Arpt Auth Ser A AMT	6.50%	1/1/2038	Baa3	3,500	2,762,515
Total					43,321,202

Utilities 14.20%
Atlanta GA Ser A	6.00%	11/1/2028	A	3,000	2,996,280
Atlanta GA Ser A	6.00%	11/1/2029	A	4,500	4,483,845
AZ Salt River Pj Agricultural Impt & Pwr Dist Elec Sys Rev Ser A(b)	5.00%	1/1/2032	Aa1	17,700	17,940,189
Brazos River Auth TX Pollutn Ctrl Rev TXU Enrg Co LLC Pj AMT	5.00%	3/1/2041	CCC	6,000	2,768,280
City of San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2029	Aa1	19,375	20,117,110
City of San Antonio TX Elec & Gas Ser A(b)	5.25%	2/1/2031	Aa1	6,270	6,510,156
Clark Cnty NV Rev Pwr Co Pj Ser C	5.50%	10/1/2030	BB+	4,215	3,925,177
CT St Dev Auth Lt & Pwr B AMT	5.95%	9/1/2028	Baa1	2,190	2,119,373
CT St Dev Auth Solid Wst Disp Facs Rev PSEG Pwr LLC Pj Ser A AMT	5.75%	11/1/2037	Baa1	2,250	1,843,875
Detroit MI Rev 2nd Lien Ser B Rmkt (FSA)	7.00%	7/1/2036	AAA	4,535	5,048,634
FL Muni Pwr Agy Rev Pwr Ser A	6.25%	10/1/2031	A1	2,000	2,141,900
HI St Dept of Bdgt & Fin Rev Hawaiian Elec Co & Subsids Pj AMT (NPFGC)	5.45%	11/1/2023	AA	3,300	2,960,034
IA Fin Auth Child Svcs	5.55%	6/1/2036	NR	5,960	4,001,902
IN Muni Pwr Agy Rev Ser B	5.75%	1/1/2034	A+	2,000	2,012,520
Maricopa Cnty Pollutn Ctrl Corp AZ Rev El Paso Elec Co Pj Ser A	7.25%	2/1/2040	BBB	3,500	3,767,295
Moraine OH Solid Wst Disp Rev General Motors Corp Pj AMT	6.75%	7/1/2014	C	525	112,476
MS Business Fin Corp Ref Sys Enrg Res Inc Pj	5.90%	5/1/2022	BBB	100	91,252
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.00%	6/15/2029	AA+	11,000	11,199,485

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Utilities (continued)
New York City NY Muni Wtr Fin Auth Wtr & Swr Rev Ser CC(b)	5.125%	6/15/2030	AA+		$1,000	$1,018,135
Niagara Cnty NY Indl Dev Agy Solid Wst Disp Ser B AMT	5.55%	11/15/2024	Baa2		750	720,195
OH St Pollutn Ctrl Rev Ref General Motors Corp Pj	5.625%	3/1/2015	C		2,965	635,222
Phoenix AZ Civic Impt Corp Ser A(b)	5.00%	7/1/2039	AAA		8,750	8,709,487
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res LLC Pj AMT	5.60%	12/1/2022	NR		2,000	1,389,640
Pima Cnty AZ Indl Dev Auth Wtr & Swr Global Wtr Res LLC Pj AMT	5.75%	12/1/2032	NR		5,000	3,004,150
Pima Cnty AZ Indl Dev Auth Wtr & Wst Wtr Rev Global Wtr Res LLC Pj AMT	6.55%	12/1/2037	NR		7,000	5,064,640
Pinal Cnty AZ Elec Dist No 4	6.00%	12/1/2038	BBB-		1,150	955,834
Sabine River Auth TX Pollutn Ctrl Rev Ref TXU Elec Co Pj Ser B AMT	5.75%	5/1/2030	CCC		5,040	3,925,454
TN Enrg Acq Corp Ser A	5.25%	9/1/2026	BBB		6,775	5,542,831
TN Enrg Acq Corp Ser B	5.625%	9/1/2026	BBB	(a)	4,000	3,042,960
TN Enrg Acq Corp Ser C	5.00%	2/1/2025	A		5,005	4,063,710
TX Muni Gas Acq & Supply Corp I Rev Sr Lien Ser D	6.25%	12/15/2026	A		13,085	12,279,618
Western Generation Agy OR Wauna Cogeneration Pj B AMT	5.00%	1/1/2016	NR		1,500	1,253,325
Western Generation Agy OR Wauna Cogeneration Pj C	5.00%	1/1/2021	NR		790	627,584
Total						146,272,568

Total Municipal Bonds (cost $1,405,389,943)						1,121,541,050

	Shares (000)
SHORT-TERM INVESTMENTS 1.64%

Money Market Mutual Funds 1.45%
Dreyfus Municipal Cash Management Plus	14,905	14,904,639
SSgA Tax Free Money Market Fund	3	2,890
Total		14,907,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - HIGH YIELD MUNICIPAL BOND FUND  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Variable Rate Demand Note 0.19%
CA Infrastr & Econ Dev Bk Rev Asian Art Museum Fndtn (NPFGC)(f)	2.75%	7/1/2009	AA-	$2,000	$2,000,000
Total Short-Term Investments (cost $16,907,529)					16,907,529
Total Investments in Securities 110.51% (cost $1,422,297,472)					1,138,448,579
Liabilities in Excess of Cash and Other Assets(e) (10.51%)					(108,304,732)
Net Assets 100.00%					$1,030,143,847

Open Futures Contracts at June 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Appreciation
U.S. 30-Year Treasury Bond	September 2009	1,348	Short	$(159,548,438)	$136,087

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
MUNICIPAL BONDS 99.31%

Corporate-Backed 3.50%
Allegheny Cnty PA Indl Dev Auth Rev Envr Impt USX Pj	6.10%	7/15/2020	BBB+	$1,000	$984,250
PA Econ Dev Fing Auth Rev USG Corp Pj AMT	6.00%	6/1/2031	B+	1,000	616,750
York Cnty PA Indl Dev Auth Pollutn Ctrl Rev Svc Elec & Gas Ser A (NPFGC)	6.45%	10/1/2019	A	1,475	1,475,472
Total					3,076,472

Education 18.68%
Allegheny Cnty Higher Ed Bldg Auth PA Duquesne Univ	5.00%	3/1/2028	A2	1,515	1,486,079
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science A	5.40%	9/1/2016	NR	115	111,870
Harrisburg PA Auth Univ Rev Harrisburg Univ of Science B	6.00%	9/1/2036	NR	1,000	811,320
Lehigh Cnty PA Gen Purp Auth Rev DeSales Univ Pj (RADIAN)	5.125%	12/15/2023	BBB-	1,000	860,620
New Wilmington PA Muni Auth Rev Westminster College Pj GG4 (RADIAN)	5.125%	5/1/2033	BBB-	1,000	767,010
PA St Higher Edl Facs Auth College & Univ Revs Moravian College Pj (RADIAN)	5.375%	7/1/2031	BBB-	1,000	923,070
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts (RADIAN)	5.625%	3/15/2025	BBB-	1,000	921,080
PA St Higher Edl Facs Auth College & Univ Revs Univ of the Arts (RADIAN)	5.75%	3/15/2030	BBB-	500	448,205
PA St Higher Edl Facs Auth Rev Assn Indpt Colleges & Univ GG5 Gwynedd Mercy (RADIAN)	5.125%	5/1/2032	BBB-	1,020	803,525
PA St Higher Edl Facs Auth Rev Drexel Univ Ser A	5.20%	5/1/2032	A+	600	575,958
PA St Higher Edl Facs Auth Rev Edinboro Univ	5.75%	7/1/2028	BBB-	1,000	892,860
PA St Higher Edl Facs Auth Rev Philadelphia Univ	5.00%	6/1/2030	BBB	1,530	1,147,592
PA St Higher Edl Facs Auth Rev York College PA Pj Ser EE 1 (XLCA)	5.00%	11/1/2033	A	1,000	963,150
PA St Univ Ser A	5.00%	8/15/2029	AA	1,000	1,031,710
Philadelphia PA Auth Indl Dev Rev Ed Cmnty Fgn Med Grads (NPFGC)	5.00%	6/1/2015	A	250	250,043
Snyder Cnty PA Higher Ed Auth Rev Susquehanna Univ Pj	5.00%	1/1/2029	A2	1,300	1,291,992
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2014	BBB	295	242,360
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2015	BBB	295	228,837
St Pub Sch Bldg Auth PA College Rev (AMBAC)	Zero Coupon	7/15/2016	BBB	295	215,061
St Pub Sch Bldg Auth PA College Rev Delaware Cnty Cmnty College Pj (FSA)	5.00%	10/1/2029	Aa3	675	691,753
St Pub Sch Bldg Auth PA Sch Jefferson Cnty Dubois Tech Sch (FGIC)	5.00%	2/1/2029	A	1,000	1,011,110
Wilkes-Barre PA Fin Auth Wilkes Univ Pj	5.00%	3/1/2037	BBB	1,000	771,780
Total					16,446,985

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
General Obligation 19.38%
Allentown PA Sch Dist Ser A	5.00%	2/15/2023	A	$1,000	$1,046,210
Bucks Cnty PA	5.25%	5/1/2023	AA+	1,000	1,115,340
Centennial Sch Dist Bucks Cnty Ser B (FSA)	5.25%	12/15/2027	AAA	1,180	1,231,743
Delaware Vly PA Regl Fin Auth Loc Govt Rev Ser C (AMBAC)	7.75%	7/1/2027	Aa2	1,000	1,276,380
Downingtown PA Area Sch Dist Ser AA	5.00%	11/1/2029	AA+	1,000	1,044,930
Gateway PA Sch Dist Allegheny (FSA)	5.00%	7/15/2027	Aa3	4,280	4,431,512
Luzerne Cnty PA Ser B (FSA)	5.00%	12/15/2027	AAA	1,500	1,534,170
Northern Mariana Islands Comwlth Ser B	5.00%	10/1/2033	NR	1,690	1,179,485
Philadelphia PA Ser A (FSA)	5.25%	12/15/2027	AAA	2,500	2,511,000
Territory of Guam Ser A	7.00%	11/15/2039	B+	100	99,118
West Mifflin Area Sch Dist PA (FSA)	5.375%	4/1/2028	AAA	1,500	1,591,200
Total					17,061,088

Healthcare 18.71%
Allegheny Cnty PA Hosp Dev Auth Rev OH Vly Gen Hosp Pj A	5.125%	4/1/2035	Baa2	500	364,075
Allegheny Cnty PA Hosp Dev Auth Rev West PA Hlth Sys Ser A	5.00%	11/15/2028	BB	1,000	633,820
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr	5.625%	8/15/2039	Aa3	1,500	1,465,650
Allegheny Cnty PA Hosp Dev Auth Univ Pittsburgh Med Ctr Ser A	5.00%	9/1/2018	Aa3	1,000	1,018,320
Allegheny Cnty PA Hosp Dev Catholic Hlth East Issue	5.50%	11/15/2032	A1	1,500	1,417,080
Bucks Cnty PA Indl Dev Auth Rev Lutheran Cmnty Telford Ctr	5.75%	1/1/2037	NR	1,000	682,860
Butler Cnty PA Hosp Auth Rev Butler Hlth Sys Pj	7.25%	7/1/2039	Baa1	1,000	1,058,220
Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr (ACA)(CBI)	5.375%	12/1/2018	BBB-	1,000	867,520
Lancaster Cnty PA Hosp Auth Rev Brethren Vlg Pj Ser A	6.25%	7/1/2026	NR	1,000	905,000
Lehigh Cnty PA Gen Purp Auth Rev Good Shepherd Grp Ser A	5.625%	11/1/2034	A	1,000	926,920
Lehigh Cnty PA Lehigh Vly Hlth Network Ser A (FSA)	5.00%	7/1/2025	AAA	1,000	941,710
Monroe Cnty PA Hosp Auth Rev Hosp Pocono Med Ctr	5.125%	1/1/2037	A-	1,000	811,630
Northampton Cnty PA Gen Purp St. Luke’s Hosp Pj Ser A	5.25%	8/15/2023	BBB+	1,250	1,183,138
PA Econ Dev Fing Auth Rev Albert Einstein Hlthcare Ser A	6.25%	10/15/2023	A3	1,000	989,660
Philadelphia PA Hosps & Higher Ed Facs Auth Hosp Rev Ref Temple Univ Hlth Sys A	5.50%	7/1/2030	BBB	1,000	772,790

See Notes to Schedule of Investments.

2

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s		Principal Amount (000)	Value
Healthcare (continued)
Puerto Rico Indl Tourist Edl & Mutuo Oblig Grp Ser A (NPFGC)	6.25%	7/1/2024	A		$850	$850,102
Southcentral Gen Auth PA Rev Wellspan Hlth Oblig Grp Ser A	6.00%	6/1/2029	Aa3		1,000	1,065,930
Territory of Guam Ser A	5.75%	12/1/2034	BBB-		535	515,617
Total						16,470,042

Housing 4.29%
Allegheny Cnty PA Resdl Fin Auth Mtg Rev Sing Fam Mtg Ser VV AMT (GNMA/FNMA)	4.95%	11/1/2037	Aaa		980	864,027
PA Hsg Fin Agy Sing Fam Mtg Ser 93 A AMT	4.85%	10/1/2021	AA+		3,000	2,916,150
Total						3,780,177

Lease Obligations 3.61%
Philadelphia PA Muni Auth	6.375%	4/1/2029	Baa1		1,000	990,470
Puerto Rico Comwlth Infrastr Fin Auth Mepsi Campus Pj Ser A	5.60%	10/1/2014	NR		685	648,921
York PA Gen Auth Rev York City Recreation Corp (AMBAC)	5.50%	5/1/2018	BBB		1,475	1,535,755
Total						3,175,146

Other Revenue 4.59%
PA Econ Dev Fing Auth Rev Allegheny Enrg Supply Co(d)	7.00%	7/15/2039	BBB-		1,000	1,010,000
Philadelphia PA Auth Indl Dev Please Touch Museum Pj	5.25%	9/1/2036	BBB-		1,000	746,040
Philadelphia PA Auth Indl Dev Revs First Philadelphia Charter Sch	5.85%	8/15/2037	BBB-		1,000	710,910
Philadelphia PA Auth Indl Dev Revs Russell Byers Charter Sch A	5.25%	5/1/2037	BBB-		1,000	648,510
Philadelphia PA Auth Indl Dev Revs Ser A	5.50%	9/15/2037	BBB-		1,370	923,010
Total						4,038,470

Pre-Refunded 12.88%
Allegheny Cnty PA Redev Auth Tax Inc Rev Wtrfrnt Pj Ser A	6.30%	12/15/2018	A-	(a)	1,000	1,086,580
PA Conv Ctr Auth Rev Ser A ETM (FGIC)	6.70%	9/1/2016	AAA		855	986,080
Philadelphia PA Auth For Indl Dev Lease Rev Ser B (FSA)	5.125%	10/1/2026	AAA		1,000	1,094,660
Philadelphia PA Gas Wks Rev 12th Ser B ETM (NPFGC)	7.00%	5/15/2020	A		1,830	2,202,112

See Notes to Schedule of Investments.

3

Schedule of Investments (unaudited)(continued)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST  June 30, 2009

Investments	Interest Rate	Maturity Date	Credit Rating: S&P or Moody’s	Principal Amount (000)	Value
Pre-Refunded (continued)
Philadelphia PA Sch Dist (FGIC)	5.25%	6/1/2034	Aa3	$2,000	$2,295,020
Philadelphia PA Sch Dist Ser A (FSA)	5.75%	2/1/2019	AAA	450	483,125
Philadelphia PA Sch Dist Ser B (FGIC)	5.625%	8/1/2022	Aa3	1,000	1,130,360
Puerto Rico Pub Bldgs Auth Rev Govt Facs Ser I GTD	5.375%	7/1/2034	BBB-	1,000	1,130,480
Quaker Vly PA Sch Dist (FSA)	5.50%	4/1/2025	Aa3	800	925,112
Total					11,333,529

Tax Revenue 2.38%
Puerto Rico Sales Tax Fing Corp Rev 1st Sub Ser A	5.25%	8/1/2027	A+	1,000	957,210
Puerto Rico Sales Tax Fing Corp Sales Tax Rev Ser A	5.25%	8/1/2057	AA-	750	698,190
Virgin Islands Pub Fin Auth Rev Matching Fd Ln Diago Ser A(d)	6.75%	10/1/2037	Baa3	440	439,938
Total					2,095,338

Transportation 7.44%
Delaware River Port Auth PA & NJ Ref Port Dist Pj Ser A (FSA)	5.20%	1/1/2027	AAA	1,000	1,010,430
Delaware River Port Auth PA & NJ Rev (FSA)	6.00%	1/1/2019	AAA	1,000	1,011,260
PA Tpk Commn Oil Franchise Tax Rev Rmk 2003 PA Tpk Ser C (NPFGC)	5.00%	12/1/2029	AA	1,000	1,032,530
PA Tpk Commn Rev Sub Ser B-1	5.625%	6/1/2029	A2	3,310	3,493,506
Total					6,547,726

Utilities 3.85%
Allegheny Cnty PA San Auth Swr Rev (FGIC)	5.00%	12/1/2037	A	1,000	949,130
Delaware Cnty PA Indl Dev Auth Wtr Facs Aqua PA Inc Pj Ser A AMT (FGIC)	5.00%	11/1/2036	AA-	1,000	874,860
Luzerne Cnty PA Indl Dev Auth PA American Wtr Co Ser A AMT (AMBAC)	5.10%	9/1/2034	A	1,000	801,490
North Huntingdon Twp PA GTD (AMBAC)	5.25%	4/1/2019	A+	760	767,714
Total					3,393,194

Total Municipal Bonds (cost $91,483,507)					87,418,167

See Notes to Schedule of Investments.

4

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MUNICIPAL INCOME TRUST - PENNSYLVANIA TAX FREE TRUST  June 30, 2009

Investments	Shares (000)	Value
SHORT-TERM INVESTMENT 0.80%

Money Market Mutual Fund
Dreyfus PA Municipal Money Market Fund (cost $700,759)	701	$700,759
Total Investments in Securities 100.11% (cost $92,184,266)		88,118,926
Liabilities in Excess of Cash and Other Assets (e) (0.11%)		(96,111)
Net Assets 100.00%		$88,022,815

Open Futures Contracts at June 30, 2009:

Type	Expiration	Contracts	Position	Market Value	Unrealized Depreciation
U.S. 30-Year Treasury Bond	September 2009	37	Short	$(4,379,297)	$(24,331)

See Notes to Schedule of Investments.

5

AMT	Income from this security may be subject to Alternative Minimum Tax.
COP	Certificates of Participation.
ETM	Escrow to Maturity.
GTD	Guaranteed.
NR	Not Rated.
Pre-Refunded Bonds A second bond has been issued in order to pay off the first bond issue. Proceeds from the sale of the second bond are held in an “escrow fund” consisting of U.S. Government debt until the first bond issue reaches maturity.
PSF	Permanent School Fund.
RIBs	Residual Interest Bonds. The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at June 30, 2009.
TCRS	Transferable Custodial Receipts.
†

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be resold to qualified institutional investors. Unless otherwise noted, 144A securities are deemed to be liquid.

#	Variable Rate Security. The interest rate represents the rate at June 30, 2009.
(a)	This investment has been rated by Fitch IBCA.
(b)

Municipal Bonds Held in Trust - Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 2 (e) for details of Municipal Bonds Held in Trust.

(c)	Effective Maturity date. Average life of sinking fund due to mandatory or expected principal payments prior to maturity.
(d)	Securities purchased on a when-issued basis (See Note 2 (d)).
(e)	Cash and Other Assets in Excess of Liabilities (Liabilities in Excess of Cash and Other Assets) include net unrealized appreciation (depreciation) on financial futures contracts.
(f)	The interest represents the rate at June 30, 2009. The date shown represents the next interest reset date.
(g)	Defaulted Security.

Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency:
ACA	American Capital Access Holding Ltd.
AMBAC	AMBAC Assurance Corporation
AG	Assured Guaranty
BHAC	Berkshire Hathaway Assurance Corporation
CBI	Certified Bond Insurance
CIFG	CIFG Guaranty
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FGIC	Financial Guaranty Insurance Company
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
IBC	Insurance Bond Certificate
NPFGC	National Public Finance Guarantee Corporation
RADIAN	Radian Asset Assurance, Inc.
XLCA	XL Capital Assurance, Inc.

6

Notes to Schedules of Investments (unaudited)

1.    ORGANIZATION

Lord Abbett Municipal Income Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust was organized as a Massachusetts business trust on September 11, 1991 and was reorganized as a Delaware statutory trust on July 22, 2002.

The Trust consists of the following five portfolios (separately, a “Fund” and collectively, the “Funds”):

Funds
Lord Abbett Intermediate Tax-Free Fund (“Intermediate”)
Lord Abbett Short Duration Tax Free Fund (“Short Duration”)
Georgia Series (“Georgia”)
Lord Abbett High Yield Municipal Bond Fund (“High Yield”)
Pennsylvania Series (“Pennsylvania”)

Each Fund is non-diversified as defined under the Act, except for Intermediate and Short Duration.

The investment objective of each Fund (except for High Yield) is to seek the maximum amount of interest income exempt from federal income tax as is consistent with reasonable risk. Each Fund (except for Intermediate, Short Duration and High Yield) also seeks as high a level of interest income exempt from the personal income tax of its corresponding state as is consistent with reasonable risk. The investment objective of High Yield is to seek a high level of income exempt from federal income tax.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation–Securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Futures Contracts–Each Fund may purchase and sell futures contracts for bona fide hedging purposes including hedging against changes in interest rates and securities prices.  At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.”  Subsequent payments called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates.  Each Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract. Generally, open futures contracts are marked to market for federal income tax purposes at fiscal year-end.  As of June 30, 2009, each Fund except Short Duration had open futures contracts.

(d)

When-Issued Municipal Bonds–Each Fund may purchase new issues of municipal bonds, which are generally offered on a when-issued basis, with delivery and payment normally taking place approximately one month after the purchase date.

(e)

Municipal Bonds Held in Trust–Each Fund may invest in leveraged residual certificates (“TOB Residuals”) issued by tender option bond trusts (“TOBs”).  A TOB is established by a third party sponsor forming a special purpose entity into which a Fund, or an agent on behalf of the Fund, transfers municipal securities.  A TOB typically issues two classes of beneficial interests: short-term floating rate certificates (trust certificates), which are sold to third party investors, and residual certificates, which are generally issued to a Fund which made the transfer or to affiliates of the Fund.  Each Fund’s transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standard No. 140 “Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities,” therefore the municipal securities deposited into a TOB are presented in a Fund’s Schedule of Investments and the proceeds from the transactions are reported as a liability for trust certificates on the Statement of Assets and Liabilities.  Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by a Fund on an accrual basis.  Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of a Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date.  The residual interests held by a Fund include the right of the Fund (1) to cause the holders of a proportional share of floating rate certificates to tender their certificates at par and (2) to transfer a

1

Notes to Schedules of Investments (unaudited)(continued)

corresponding share of the municipal securities from the TOB to the Fund. At June 30, 2009, the aggregate value of the underlying municipal securities transferred to TOBs, the liability for trust certificates and the range of interest rates for such certificates were:

Fund	Liability for Trust Certificates	Interest Rate or Range of Interest Rates	Underlying Municipal Bonds Transferred to TOBs
Intermediate	$5,735,000	0.26% - 0.45%	$11,924,035
Georgia	11,270,000	0.28% - 0.35%	23,280,912
High Yield	122,187,226	0.23% - 0.55%	238,797,654

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate municipal bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, a Fund’s investment in TOB Residuals likely will adversely affect a Fund’s net investment income and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect a Fund’s net asset value per share.

While the Funds’ investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Funds to borrow money for purposes of making investments. The Funds’ management believes that the Funds’ restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.

(f)

Fair Value Measurements–Each Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009 in valuing each Fund’s investments carried at value:

	Intermediate			Short Duration
Investment Type	Level 1	Level 2	Total	Level 1	Level 2	Total
Municipal Bonds	$—	$833,754,131	$833,754,131	$—	$323,267,615	$323,267,615
Money Market Mutual Fund	9,386,344	—	9,386,344	6,433,458	—	6,433,458
Variable Rate Demand Note	—	—	—	—	12,900,000	12,900,000
Total	$9,386,344	$833,754,131	$843,140,475	$6,433,458	$336,167,615	$342,601,073
Other Financial Instruments
Futures	$104,241	$—	$104,241	$—	$—	$—
Total	$104,241	$—	$104,241	$—	$—	$—

2

Notes to Schedules of Investments (unaudited)(concluded)

	Georgia			High Yield
Investment Type	Level 1	Level 2	Total	Level 1	Level 2	Total
Municipal Bonds	$—	$130,344,763	$130,344,763	$—	$1,121,541,050	$1,121,541,050
Money Market Mutual Fund	—	—	—	14,907,529	—	14,907,529
Variable Rate Demand Note	—	—	—	—	2,000,000	2,000,000
Total	$—	$130,344,763	$130,344,763	$14,907,529	$1,123,541,050	$1,138,448,579
Other Financial Instruments
Futures	$65,239	$—	$65,239	$136,087	$—	$136,087
Total	$65,239	$—	$65,239	$136,087	$—	$136,087

	Pennsylvania
Investment Type	Level 1	Level 2	Total
Municipal Bonds	$—	$87,418,167	$87,418,167
Money Market Mutual Fund	700,759	—	700,759
Total	$700,759	$87,418,167	$88,118,926
Other Financial Instruments
Futures	$(24,331)	$—	$(24,331)
Total	$(24,331)	$—	$(24,331)

3.    FEDERAL TAX INFORMATION

As of  June 30, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Tax Cost	Gross Unrealized Gain	Gross Unrealized Loss	Net Unrealized Gain (Loss)
Intermediate	$831,271,569	$17,199,231	$(11,065,325)	$6,133,906
Short Duration	342,466,702	847,659	(713,288)	134,371
Georgia	124,242,163	1,726,199	(6,893,599)	(5,167,400)
High Yield	1,300,041,433	16,875,188	(300,655,268)	(283,780,080)
Pennsylvania	92,172,851	2,627,899	(6,681,824)	(4,053,925)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to tax treatment of accretion, tender option bond trusts and other temporary adjustments.

3

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MUNICIPAL INCOME TRUST

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: August 25, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: August 25, 2009